========================================
		U.S.  SECURITIES AND EXCHANGE COMMISSION
			WASHINGTON, D.C.  20549
		========================================


				FORM N-14
				=========


	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
	=======================================================






[ ]Pre-Effective Amendment No.  ______ 	 	[ ]Post-Effective Amendment No.  ______


			==================
			THE MANAGERS FUNDS
			==================

	(Exact Name of Registrant as Specified in Charter)


	800 Connecticut Avenue, Norwalk, Connecticut 06854
	--------------------------------------------------
	    (Address of Principal Executive Offices)


			(800) 252-0682
			--------------
	(Registrant's Telephone Number, Including Area Code
			and Telephone Number)


	===================================================
			Donald S. Rumery

		       THe Managers Funds

	800 Connecticut Avenue, Norwalk, Connecticut 06854
		(Name and Address of Agent for Service)
	===================================================

		Copy to: Philip H. Newman, P.C.
		    Goodwin Procter LLP
	Exchange Place, Boston, Massachusetts 02109
__________________________________________________________________


	Title of securities being registered:  shares of beneficial
			interest, no par value per share.

   Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

       No filing fee is required because an indefinite number of shares of the Registrant have previously been registered pursuant to
Section 24(f) of the Investment Company Act of 1940, as amended.

       It is proposed that this filing become effective on __________, 2004 pursuant to Rule 488.

			==================
			THE MANAGERS FUNDS
			==================

	CONTENTS OF REGISTRATION STATEMENT ON FORM N-14
	-----------------------------------------------

This Registration Statement consists of the following documents:
	Cover Sheet
	Notice of Meeting
	Table of Contents
	Part A - Prospectus/Proxy Statement
	Part B - Statement of Additional Information
	Part C - Other Information
	Signature Page
	Exhibits

================================================================
		NOTICE: PLEASE COMPLETE THE
ENCLOSED PROXY BALLOT AND RETURN IT AS SOON AS POSSIBLE.
FOR YOUR CONVENIENCE YOU MAY VOTE BY MAIL, BY CALLING THE TOLL-FREE TELEPHONE NUMBER PRINTED ON YOUR PROXY BALLOT, OR VIA THE
	INTERNET AT [WWW.______________.COM].
================================================================


		     ===============================
			FREMONT MUTUAL FUNDS, INC.
		      333 MARKET STREET, SUITE 2600
		     SAN FRANCISCO, CALIFORNIA 94105
		     ===============================



					____________, 2004

Dear Valued Shareholder:

        On July 14, 2004, Fremont Investment Advisors, Inc.
("FIA") entered into an agreement with The Managers Funds
LLC ("Managers"), pursuant to which Managers will acquire the mutual fund business of FIA, which includes twelve series of Fremont Mutual Funds, Inc. (the "Fremont Funds") advised by FIA, including the Fremont Large Cap Growth
Fund and Fremont Large Cap Value Fund (throughout this letter and the related proxy materials we refer to the Fremont Large Cap Growth Fund and the Fremont Large Cap
Value Fund as the "Existing Funds"). We are seeking your approval to reorganize the Existing Funds into the Managers Capital Appreciation Fund and Managers Value Fund
(throughout this letter and the related proxy materials we refer to the Managers Capital Appreciation Fund and the Managers Value Fund as the "Acquiring Funds"), respectively, two funds within the family of mutual funds advised by Managers (the "Managers Funds"). Information regarding each of these proposed reorganizations (the
"Reorganizations") is contained in the enclosed proxy materials. The proposed reorganizations of the other ten series of the Fremont Funds into new series within the Managers Funds are discussed in separate proxy materials, and will be considered by shareholders of the Fremont Funds at the same meeting at which the Reorganizations will be considered.

        As you may recall, in January 2003, FIA
announced its intention to sell substantially all of its investment advisory business. Following the announcement, FIA and your Board of Directors undertook a search to find a buyer of FIA's business that would be able to provide the shareholders of the Fremont Funds with high quality management and shareholder services, consistent with the standards of excellence that you have come to expect as a shareholder of the Fremont Funds.

        Managers and the Managers Funds emerged from this search as an ideal selection. Managers is currently the investment adviser to a family of 27 mutual funds, all of which are managed through subadvisors as "manager-of-managers" funds, similar to the Fremont Funds. Managers' philosophy of selecting the "best of breed" subadvisors for its Funds is entirely consistent with the way we and FIA have sought to operate the Fremont Funds.
Managers is committed to providing investors with access to a complete array of investment products and state-of-the-art shareholder services. Consistent with this commitment and as part of its offer to provide the same high quality products and services to shareholders of the Fremont Funds, Managers (which is based in Norwalk, Connecticut) will open an office in San Francisco and will retain many key employees of FIA who are currently responsible for providing a variety of investment management and shareholder services to the Fremont Funds. As a result, if the Reorganizations are approved, you and other shareholders of the Fremont
Funds, as shareholders of the Managers Funds, will continue to be served by many members of your existing
FIA team.

        In the Reorganizations, each Existing Fund will transfer all of its assets to a corresponding Acquiring Fund. In exchange for these assets, the Acquiring Fund will assume the stated liabilities of the Existing Fund and deliver to shareholders of the Existing Fund shares of the Acquiring Fund with a value equal to the value of the Existing Fund shares immediately prior to the Reorganizations. Each of the Reorganizations will qualify as a tax-free transaction. Managers and FIA have agreed to share the expenses of the Reorganizations, including proxy solicitation costs, so that shareholders of the Fremont Funds and Managers Funds will not bear any of these costs.

===============================================================
        The Board of Directors of the Fremont Funds has unanimously approved the Reorganizations and believes that the Reorganizations are in the best interests of shareholders. Accordingly, your Board recommends that you vote in favor of the Reorganizations.
===============================================================

        Please read the enclosed proxy materials and consider the information provided carefully. Your vote is very important to us. We encourage you to complete and mail your proxy ballot promptly. No postage is necessary if you mail it in the United States. Alternatively, you may vote by calling the toll-free number printed on your proxy ballot, or via the Internet at [www._____________.com]. If you have any questions about the proxy materials, or the proposed Fund Reorganizations, please call your investment professional, or [firm name], the Fremont Funds' proxy solicitation firm, at _________________.

				Very truly yours,


				Deborah L. Duncan

				Chairman & President
				Fremont Mutual Funds, Inc.

		     ================================
			FREMONT MUTUAL FUNDS, INC.
		      333 MARKET STREET, SUITE 2600
                     SAN FRANCISCO, CALIFORNIA 94105
		     ================================


			QUESTIONS AND ANSWERS
			---------------------

		       YOUR VOTE IS IMPORTANT!
		       -----------------------

Q:	What is the proposal that I am being asked to vote on?

A: As a shareholder of an Existing Fund, you are being asked to vote to approve the Reorganization of each Existing Fund of which you are a shareholder into the corresponding Acquiring Fund (see below) pursuant to an Agreement and Plan of Reorganization between Fremont Mutual Funds, Inc. ("FMF") and The Managers Funds ("TMF"). In connection with each Reorganization, the Existing Fund will transfer all of its assets to the Acquiring Fund, the Acquiring Fund will assume all of the stated liabilities of the Existing Fund, and you will receive shares of the Acquiring Fund (the "Acquiring Fund Shares") with a value equal to the value of your shares of the Existing Fund immediately prior to the Reorganization. Upon completion of each Reorganization, you will become a shareholder of the corresponding Acquiring Fund.


EXISTING FUNDS OF FMF		ACQUIRING FUNDS OF TMF
---------------------		----------------------

Fremont Large Cap Growth Fund	Managers Capital Appreciation Fund
Fremont Large Cap Value Fund	Managers Value Fund



Q:	Has my Fund's Board of Directors approved the Reorganization?

A:  Yes.  The Board of Directors of FMF unanimously approved the
Reorganizations on July 7, 2004 and recommends that you vote to approve the Reorganizations.


Q:	Why is the Board recommending the Reorganizations?

A: In January 2003, FIA announced that it intended to sell substantially all of its investment advisory business. FIA and your Board of Directors immediately undertook a search to find a buyer of FIA's business that would be able to provide the shareholders of the Fremont Funds with high quality management and shareholder services, consistent with the standards of excellence that you have come to expect as a shareholder of the Fremont Funds. In that search, Managers emerged as an ideal selection.
Managers is currently the adviser to a family of 27 mutual funds, all of which are managed through subadvisors in the form of "manager-of-managers" mutual funds. Managers' philosophy of selecting the "best of breed" subadvisors for the Managers Funds is entirely consistent with the way FMF and FIA have sought to operate the Fremont Funds. In addition, Managers is committed to providing shareholders of the Managers Funds with access to a complete array of investment products and state-of-the-art shareholder services. Consistent with this commitment, Managers (which is based in Norwalk, Connecticut) will open an office in San Francisco and will retain many members of the existing FIA team, including key individuals in the investment, manager research and client service areas. As a result, if the Reorganizations are approved by shareholders, you will continue to be served by many members of your existing FIA team.

Q:	Who will manage my Fund once the merger is completed?

A: Managers, as investment advisor and administrator will perform the management function for the Acquiring Funds performed by FIA for the Existing Funds. Managers Value Fund is subadvised by Armstrong Shaw Associates Inc. and Osprey Partners Investment Management, LLC. Managers Capital Appreciation Fund is subadvised by Essex Investment Management Company, LLC and Bramwell Capital Management, Inc. Information regarding Managers and each of these subadvisors is included in the proxy materials.


Q:	Will the Fund expenses that I bear indirectly as a shareholder of an Acquiring Fund be higher than the expenses I currently bear as a shareholder the Existing Fund?

A: No. In fact, it is anticipated that each Acquiring Fund will operate with a lower total expense ratio than each Existing Fund, which means that the expenses you will bear as a shareholder of the Acquiring Fund will be less than the expenses you currently bear as a shareholder of the Existing Fund.


Q:	Will I, or my Fund, need to pay fees or taxes as a result of the Reorganizations?

A: No. The Reorganizations will not trigger any sales commission or other fees for shareholders. Also, the Reorganizations are expected to be tax-free transactions for shareholders, the Existing Funds and the Acquiring Funds for U.S. federal income tax purposes.

Q:	How do the investment objectives and policies of the Existing
	Funds and the Aquiring Funds compare?

A: The investment objectives and policies of each Aquiring Fund are substantially the same as those of its corresponding Existing Fund.

Q:	Will the Reorganizations impact the Acquiring Funds' ability to use any capital loss carryforwards and unrealized capital losses of the corresponding Existing Fund?

A: It is expected that the Fremont Large Cap Growth Fund and the Fremont Large Cap Value Fund will have losses that will be subject to an annual limitation, such that the losses in excess of the limitation cannot be used in the taxable year and must be carried forward. Due to a variety of factors and because capital loss carryforwards generally expire eight taxable years following realization, including the short taxable year resulting from the Reorganizations, it is expected that substantially all of the Existing Funds' losses will become permanently unavailable. As a result, a shareholder of the Existing Funds may pay more taxes, or pay taxes sooner, than such shareholder otherwise would if the Reorganizations did not occur.


Q:	What happens if I do not wish to participate in the
Reorganization of the Existing Fund in which I own shares, or what if I do not wish to own shares of the Acquiring Fund?

A: You may redeem your shares of the Existing Fund at any time before the last business day prior to the closing date of the Reorganization. After that closing date, you may also redeem your shares of the Acquiring Fund on any day in accordance with the procedures described in the prospectus of the Managers Funds.



Q:	When will the Shareholder Meeting be held?

A Shareholder Meeting is scheduled to be held on _______________, 2004.



Q:	When will the Reorganizations occur?

A: The approval of the Reorganization by each Existing Fund will require the affirmative vote of a majority of the outstanding shares of the Existing Fund. If approved, we expect the Reorganizations to be completed by December 31, 2004, or sooner, provided all of the other closing conditions have been satisfied.


Q:	What happens if shareholders of an Existing Fund do not approve the Reorganization?

A: In that event, the Existing Fund will not participate in the Reorganizations and TMF may elect not to close any of the Reorganizations. The Board of Directors of FMF will determine what further action is appropriate, including the possible liquidation of the Fund.


Q:	Are any other Fremont Funds participating in a Reorganization?

Shareholders of ten other series of the Fremont Funds will also be voting on a reorganization of those Funds into newly-created series of the Managers Funds. Those reorganizations are discussed in separate proxy materials, which you will also receive if you are a shareholder of one of those ten other series. If a Reorganization is not approved with respect to any Fremont Fund, including the ten other series not discussed in these proxy materials, then either TMF or FMF may elect not to close any of the Reorganizations.


Q:	How do I vote my shares?

A: You can vote your shares by completing and signing the enclosed proxy card(s), and mailing them in the enclosed postage paid envelope. You may also vote your shares by calling the toll-free number on your ballot card or via the Internet at [www._____________.com]. If you have any questions regarding the proposals or how to vote your shares, please call the Fremont Funds' proxy solicitation firm, [_________________] at [telephone].

 		       =============================
			FREMONT LARGE CAP VALUE FUND
		       FREMONT LARGE CAP GROWTH FUND
		       =============================

			       SERIES OF

		    ================================
			FREMONT MUTUAL FUNDS, INC.
		     333 MARKET STREET, SUITE 2600
		    SAN FRANCISCO, CALIFORNIA 94105
		    ================================

		NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                   SCHEDULED FOR ____________, 2004


------------------------------------------------------------
This is the formal notice and agenda for the special shareholder meeting of Fremont Large Cap Value Fund and Fremont Large Cap Growth Fund (collectively, the "Existing Funds"), each a series of Fremont Mutual Funds, Inc. ("FMF"). This notice tells the shareholders of the Existing Funds what proposals will be voted on and the time and place of
the meeting. We refer in this notice (and the proxy materials included with the notice) to the Managers
Capital Appreciation Fund and Managers Value Fund
as the "Acquiring Funds", each a series of The Managers
Funds ("TMF")." We refer to the Existing Funds and the Acquiring Funds together as the "Funds."
------------------------------------------------------------


To the Shareholders of the Fremont Funds:

        A special meeting of shareholders of Fremont
Large Cap Value Fund and Fremont Large Cap Growth Fund will be held on [date], at 10:00 a.m. (Pacific Time) at 333 Market Street, Suite 2600, San Francisco,
California 94105 (the "Meeting"). At the Meeting, we will ask you to vote on:

1.	A proposal to approve the reorganizarion
	of each Existing Fund in which you own
	shares into a corresponding Acquiring Fund in exchange for shares of the Acquiring Fund
	(the "Reorganization").


2.	Any other business that properly comes before the
	Meeting.

        Only shareholders of record of the Existing Funds as of the close of business on ___________, 2004 are entitled to receive this notice and vote at the Meeting. Whether or not you expect to attend the meeting, please complete and return the enclosed proxy ballot (voting instruction card).


			By Order of the Board of Directors of
			Fremont Mutual Funds, Inc.

			Deborah L. Duncan
			Chairman & President

__________________, 2004



	===================================================
	YOUR VOTE IS VERY IMPORTANT TO US REGARDLESS OF THE
	  NUMBER OF SHARES THAT YOU ARE ENTITLED TO VOTE.
	===================================================

	===================================================

			___________________, 2004



		      FREMONT MUTUAL FUNDS, INC.
		    333 MARKET STREET, SUITE 2600
		   SAN FRANCISCO, CALIFORNIA 94105
		            [telephone]

			THE MANAGERS FUNDS
		     800 CONNECTICUT AVENUE
		   NORWALK, CONNECTICUT 06854
			 1-800-835-3879

	 ==================================================


WHAT IS THIS DOCUMENT AND WHY WE ARE SENDING IT TO YOU?

        This document is both the proxy statement of the two Existing Funds listed below and a prospectus for the two Acquiring Funds, and we refer to this document as the "Proxy Statement/Prospectus." It contains the information that shareholders of the Existing Funds should know before voting on the proposals before them, and should be retained for future reference. At the Meeting, holders of shares of each Existing Fund will vote shares with respect to each Existing Fund separately. Any Existing Fund whose shareholders do not approve its Reorganization will not participate in the Reorganizations. Any such Existing Fund will continue its operations beyond the date of the Reorganizations, and the Board of Directors of FMF will consider what further action is appropriate.
If the Reorganizations are approved, we expect them to be completed by December 31, 2004, or sooner, provided all of the other closing conditions have been satisfied.


HOW WILL THE REORGANIZATIONS WORK?

        The Reorganization of each Existing Fund will involve three steps:

(1)	the transfer of all of the assets of the Existing
	Fund to its corresponding Acquiring Fund in exchange for the assumption by the Acquiring Fund of stated liabilities of the Existing Fund and the delivery to the Existing Fund of shares of the corresponding Acquiring Fund with a value equal to the value of the assets transferred by the Existing Fund, net of the liabilities assumed by the Acquiring Fund (all as determined immediately prior to the transaction);

(2)	the pro rata distribution of the same or comparable
	class of shares of the Acquiring Fund to the shareholders of record of the Existing Fund as of the effective date of the Reorganizations in full redemption of all shares of the Existing Fund; and

(3)	the liquidation and termination of the Existing
	Funds.


        As a result of the Reorganizations, shareholders of each Existing Fund will receive shares of the corresponding Acquiring Fund, as identified in the chart below. The total value of the Acquiring Fund shares that you receive in a Reorganization will be the same as the total value of the shares of the Existing Fund that you held immediately before the Reorganization.

	----------------------------------------------
	The Securities and Exchange Commission has not
	approved or disapproved of these securities or
	passed upon the adequacy of this prospectus.
	Any representation to the contrary is a
			criminal offense.
	----------------------------------------------

FMF EXISTING FUNDS		TMF ACQUIRING FUNDS
------------------		-------------------
Fremont Large Cap Growth Fund	Managers Capital Appreciation Fund
Fremont Large Cap Value Fund	Managers Value Fund


IS ADDITIONAL INFORMATION ABOUT THE FUNDS AVAILABLE?

Yes, additional information about the Funds is available in the:

*	Prospectuses for the Existing Funds and the Acquiring
	Funds;

*	Annual and Semi-Annual Reports to shareholders of the
	Existing Funds and the Acquiring Funds; and

*	Statements of Additional Information, or "SAIs," for the
	Existing Funds and for the Acquiring Funds.

        These documents are on file with the Securities and Exchange Commission, which we refer to in the Proxy Statement/Prospectus as the "SEC."

        The effective prospectuses of the Existing Funds and the Acquiring Funds, and Management's Discussion of Fund Performance included in the Existing Funds' and the Acquiring Funds' most recent Annual Report, are incorporated by reference (meaning such documents are legally considered to be part of this Proxy Statement/Prospectus). The SAI relating to this Proxy Statement/Prospectus dated _______________, 2004 also is incorporated by reference and is legally considered to be part of this document. There is also an Agreement and Plan of Reorganization (the "Plan") between FMF and TMF that describes the technical details of how the Reorganization will be accomplished. A copy of the Plan is attached as Appendix A.

        A prospectus for each Acquiring Fund accompanies this Proxy Statement/Prospectus. Each Existing Fund was previously advised by Fremont Investment Advisors, Inc., which we refer to as "FIA."
Each Acquiring Fund is advised by The Managers Funds LLC, which we refer to as "Managers." Thus, if the Reorganizations are approved, shareholders of each Existing Fund will own shares of the corresponding Acquiring Fund, which is advised by Managers. Each Acquiring Fund is also subadvised by other subadvisers supervised and paid by Managers, all as described later in this Proxy Statement/Prospectus. The prospectus and the most recent annual report to shareholders of the Existing Funds, containing audited financial statements for the most recent fiscal year, have been previously mailed to shareholders.

        Copies of all of these documents are available upon request without charge by writing to or calling:

The Managers Funds LLC		Fremont Mutual Funds, Inc.
800 Connecticut Avenue 		333 Market Street, Suite 2600
Norwalk, Connecticut 06854	San Francisco, California 94105
Attention: Operations		Attention: Operations




        You also may view or obtain copies of these documents from the SEC:

        In Person:		At the SEC's Public Reference Room
				in Washington, D.C.

        By Phone:		1-800-SEC-0330

        By Mail:		Public Reference Section
        			Securities and Exchange Commission
        			450 5th Street, N.W.
        			Washington, DC 20549-6009
        			(duplicating fee required)

        By Email:		publicinfo@sec.gov
        			(duplicating fee required)

        By Internet:		www.sec.gov

        			(The Managers Funds for information
				on the Acquiring Funds)

        			(Fremont Mutual Funds, Inc. for
				information on the Existing Funds)

				www.managersfunds.com

				www.fremontfunds.com

OTHER IMPORTANT THINGS TO NOTE:

*	An investment in the Acquiring Funds is not a
	deposit in a bank and is not insured or
	guaranteed by the FDIC or any other government agency.

*	You may lose money by investing in the Funds.

			TABLE OF CONTENTS
			=================
							Page
							----

I.	SYNOPSIS					 1

	The Reorganizations				 1

	Federal Income Tax Consequences		 	 1

	Investment Objectives and Policies	 	 1

	Principal Risk Factors			 	 5

	Comparison of Fees and Expenses		 	 8

	Distribution and Purchase Procedures,
	Exchange Rights and Redemption Procedures	11


II.	THE REORGANIZATIONS				12

	Description of the Reorganizations		12

	Reasons for the Reorganizations			12

	Terms of the Reorganizations			12

	Board Consideration of the Reorganizations	13

	Federal Income Tax Consequences			15

	Fees and Expenses of the Reorganizations	17


III.	SUMMARY OF DIFFERENCES BETWEEN THE
	TARGET AND ACQUIRING FUNDS			17

	Comparison of Investment Advisers and
	Investment Advisory Fees			17

	Other Principal Service Providers		22

	Comparison of Business Structure		23

	Comparative Information on Fundamental
	Investment Restrictions				26

	Comparison of Performance			26

	Existing and Pro Forma Capitalizations		26

IV.	INFORMATION ON VOTING				27

	Proxy Solicitation				27

	Revocability of Proxies				27

	Voting Procedures				27

	Outstanding Shares				28

	Interest of Certain Persons in the
	Transactions					28

	Annual Meetings and Shareholder Meetings	29

I.	SYNOPSIS
=================

    The Reorganizations
    -------------------
	Under a Purchase Agreement dated July 14, 2004 among Managers, FIA and Fremont Investors, Inc., the parent company of FIA, Managers agreed to purchase a substantial part of the investment advisory business of FIA, the investment adviser to the Existing Funds. We refer to this purchase as the "Acquisition." As part of the Acquisition, FIA agreed to use commercially reasonable efforts to obtain the Existing Funds' Board's approval of the reorganization of the Existing Funds (each a series of FMF) into the Acquiring Funds (each a series of TMF) (the "Reorganizations"). FIA also agreed to use commercially reasonable efforts to help prepare these proxy solicitation materials, process them through the SEC and obtain the necessary shareholder approvals.

        In connection with the Acquisition, the Board of FMF and the Board of TMF approved the Reorganizations. The Existing Funds called this special shareholders' meeting to allow the shareholders of each Existing Fund to vote on the proposed Reorganizations of the Existing Funds into the Acquiring Funds.

   Federal Income Tax Consequences
   -------------------------------
        The Reorganizations are not intended to result in the recognition of income, gain or loss for U.S. federal income tax purposes. The receipt by the Acquiring Funds and the Existing Funds of an opinion of counsel to the effect that each Reorganization will be treated as a tax-free transaction for U.S. federal income tax purposes to the Existing Funds and their shareholders and the Acquiring Funds, is a condition to the closing of the Reorganizations. See "The Reorganizations -- Federal Income Tax Consequences."

   Investment Objectives and Policies
   ----------------------------------
        Each Existing Fund and its corresponding Acquiring Fund pursue substantially similar investment objectives and would hold substantially similar securities. As a result, the proposed Reorganizations are not expected to cause significant portfolio turnover or transaction expenses from the sale of securities that are incompatible with the investment objective of the Acquiring Fund.

        The following charts compare the investment objectives and principal investment strategies of each Existing Fund and the corresponding Acquiring Fund, and describe the key differences between the Funds. You also can find additional information about a specific Fund's investment objective, principal investment strategies and investment policies in its prospectus and SAI.



FUND NAMES		OBJECTIVES	PRINCIPAL STRATEGIES			KEY DIFFERENCES
----------		----------	--------------------			---------------
Fremont
Large Cap 		Long-term 	* The Fund normally invests  		Diversification:
Growth Fund		capital 	  at least 80% of its assets		* The Fremont
			appreciation. 	  in a concentrated selection 		  Large Cap
					  of common stocks of large 		  Growth Fund
					  U.S. companies. This policy 	          is structured
					  may be changed only upon 		  as a non-
					  60 days written notice to 		  diversified Fund
					  shareholders. 			* The Managers
					* The Fund's subadvisor uses 		  Capital Appreciation
					  a fundamental and analytical 		  Fund is structured as
					  approach to select securities.	  a diversified fund.
				   	* The Fund's subadvisor seeks to
					  identify companies that 		Investments:
					  demonstrate most or all of the 	* The Fremont Large Cap
					  following characteristics: 		  Growth Fund
					  (i) A history of above-average 	  normally invests at
					  earnings growth.			  least 80%o f its assets
				    	  (ii) Higher than average 		  in common stocks
					  projected earnings growth.		  of large U.S. companies.
					  (iii)	Relatively attractive		* The Managers Capital
					  valuations.				  Appreciation Fund normally
					 (iv) Higher than average return	  invests its assets
					  on equity.				  primarily in common and
					* After identifying companies 		  preferred
					  with the above fundamentals, 		  stocks of
					  the Fund's subadvisor focuses 	  medium and
					  on investment intangibles such 	  large U.S.
					  as quality of products 		  companies.
					  and services, marketing
					  prowess and management 		Stock Selection:
					  strength.
					* The Fund's subadvisor forms 		* The Fremont Large Cap
					  portfolios of 25 to 35 stocks           Growth Fund's
					  from companies that possess a 	  subadvisor selects stocks
					  high number of the subjective 	  believed to have a history
					  factors above. 			  of above-average earnings
					* The Fund's subadvisor normally 	  growth, projected above-
					  sells a security when the 		  average earnings
					  company's fundamentals begin 		  growth, relatively
					  to deteriorate or superior 		  attractive
					  opportunities arise in an		  valuations and above-
					  alternative security.			  average return on
										  investment. After
										  identifying
Managers Capital 	Long-term 	* The Fund normally invests primarily 	  fundamental requirements,
Appreciation Fund	capital 	  in common and preferred stocks of 	  the subadvisor
			appreciation.     large and medium U.S. companies 	  focuses on
			Income is the 	  (companies with capitalizations	  investment
			Fund's 		  within the range of 			  intangibles
			secondary         capitalizations of companies 		  such as
			objective.	  represented in the 			  quality of
					  S&P 500 Index).			  products and
				        * The Fund may invest in cash or high 	  services,
					  quality short-term investments without  marketing
					  limit for temporary defensive purposes, prowess and
					  which will result in the Fund not 	  management
					  pursuing its investment 		  strength.
					  objective while invested		* The Managers
					  in such instruments.  		  Capital
 					* The Fund's assets are 		  Appreciation
					  allocated between two 		  Fund has two
					  independent subadvisors.  		  subadvisors.
					* Both of the Fund's subadvisors 	  Each subadvisor
					  emphasize a growth approach to 	  selects stocks
					  investing by selecting stocks of 	  believed to
					  companies it believes can generate  	  be able to
					  strong growth in earnings and/or  	  generate
					  cash flow. * One subadvisor typically   strong
					  seeks to identify companies expected    growth in earnings
					  to exhibit explosive earnings 	  and/or cash
					  growth in the near term, and expects    flow.  One
					  to generate returns almost 		  subadvisor seeks to
										  identify companies
										  expected to exhibit
										  explosive earnings growth
   										  in the near term. The


					2





					  exclusively from capital		  other
					  appreciation due to 			  subadvisor
					  earnings growth. 			  seeks to
										  identify
					* The other subadvisor 			  companies
					  typically seeks to identify 		  with above-
					  companies with above-average 		  average
					  products and services and the 	  products and
					  ability to generate and 		  services and
					  sustain growth in earning		  the ability
					  and/or cash flow over 		  to generate
					  longer periods, and 			  and sustain growth in
					  expects to generate 			  earnings and/or cash
					  returns from capital			  flow over
					  appreciation due to     		  longer periods.
					  both earnings growth 			  Both subadvisors
					  and an improvement			  examine the underlying
					  in the market's			  businesses, financial
					  valuation of that stock.		  statements,
					* Both subadvisors 			  competitive, environment
					  examine the underlying   		  and company managements.
 					  businesses, financial
					  statements, competitive 		Stock Sales:
					  environment and 			 *The Fremont
					  company managements 			  Large Cap
					  in order to assess the 		  Growth Fund's
					  future profitability 			  subadvisor normally
					  of each company.			  sells a stock
					* The subadvisors do 			  when the company's
					  not normally trade 			  fundamentals begin to
					  securities for 			  deteriorate or superior
					  short-term profits,			  opportunities
					  but they may sell a 			  arise in an alternative
					  security when believed best,		  security.
					  which may result in 		          * The Managers
					  short-term trading, 			  Capital Appreciation
					  thereby increasing 			  Fund subadvisors
					  the Fund's transaction 		  normally sell a stock if it
					  costs, which may have an 		  is believed that the current
					  adverse effect on 			  stock price is not supported
					  the Fund's performance.		  by its expectations
					* A stock is typically sold if 		  regarding the company's
					  the subadvisor believes that the  	  future growth potential.
					  current stock price
					  is not supported by its expectations
					  regarding the company's future
                                          growth potential.


					3





FUND NAMES		OBJECTIVES	PRINCIPAL STRATEGIES			KEY DIFFERENCES
----------		----------	--------------------			---------------


Fremont 		Long-term 	* The Fund normally 			* Diversification:
Large 			capital 	  invests at least 80% 			* The Fremont Large
Cap 			appreciation.	  of its assets in			  Cap Value Fund
Value 					  undervalued stocks of 		  is structured
Fund					  large U.S. corporations.  		  as a non-diversified
					  This policy may be changed 		  Fund.
					  only upon 60 days written 		* The Managers Value
					  notice to shareholders.  		  Fund is structured as
					* The Fund normally holds 		  a diversified fund.
					  approximately 60 to 80 stocks. 	Investments:
					* The Fund's subadvisor 		* The Fremont Large
					  selects stocks using the   	 	  Cap Value Fund normally
					  Relative Value Strategy:		  invests at least
					  (i) First, the subadvisor 		  80% of its assets in
					  applies a quantitative 		  undervalued stocks of
					  model to identify undervalued 	  large U.S. companies.
					  stocks with positive earnings 	* The Managers Value Fund
					  revisions.				  normally invests
					  (ii) Next, the subadvisor		  in stocks of
					  conducts qualitative due 		  medium and large
					  diligence on stocks that ranked 	  U.S. companies.
				          highly in the quantitative model.	Stock Selection:
					* The Fund's subadvisor normally 	* The Fremont
					  sells stocks when the model ranks	  Large Cap Value
					  a stock poorly or the subadvisor 	  Fund's
					  loses conviction in a company's 	  subadvisor uses
					  fundamentals.				  the Relative
					* The Fund is structured as a non-	  Value Strategy
					  diversified Fund, but it is likely 	  to select stocks
					  that most of the time the portfolio 	  by first
					  will be diversified.			  applying a

Managers 	Long-term capital     	* The Fund normally invests primarily	  quantitative
Value 		appreciation.		  in common and preferred stocks of 	  model to identify
Fund		Income is		  large and medium U.S. companies 	  undervalued stocks with
		the Fund's		  (companies with capitalizations 	  positive earnings
 		secondary 		  within the range of capitalizations 	  revisions and then
		objective.		  of companies represented in the 	  conducting
					  S&P 500 Index). 			  qualitative due
					* The Fund may invest in cash or 	  diligence on stocks
					  high quality short-term 		  that ranked well based
					  investments without limit for		  on the quantitative model.
					  temporary defensive purposes, 	* The Managers
					  which will result in the Fund 	  Value Fund has
					  not pursuing its investment		  two subadvisors.
					  objective while invested in		  One subadvisor
					  such instruments.			  uses a dividend
					* The Fund's assets are allocated	  yield oriented
					  between two independent subadvisors.	  value approach
				        * One subadvisor uses a dividend	  by selecting
					  yield oriented value approach by 	  securities from
					  principally selecting 		  among those that
					  securities from among those 		  yield more than
					  that yield more than the 		  the S&P 500
					  S&P 500 Index.			  Index.  The
					* The other subadvisor invests 		  other subadvisor
					  in stocks with low price-to-		  invests in
					  earnings and price-to-cash flow 	  stocks with low
					  ratios while using in-		  price-to-earnings
					  depth bottom-up analysis 		  and price-to-cash
					  to identify financially 		  flow ratios while
					  strong, well-managed companies	  using in-depth bottom-up
					  and examining the underlying 		  analysis to
					  businesses, financial 		  identify financially
					  statements, competitive 		  strong, well-managed
					  environment and company 		  companies, examining
					  managements to assess future		  the underlying
					  profitability.			  businesses, financial
					* Both subadvisors expect to 		  statements, competitive
					  generate returns from dividend 	  environment
					  income and capital



						4




					  appreciation as a result
					  of improvements to stock 		  and company management.
					  valuations. 				Stock Sales:
					* The subadvisors do not 		* The Fremont
					  normally trade securities 		  Large Cap Growth
					  for short-term profits, 		  Fund's subadvisor
					  but they may sell a 			  normally sells a
					  security when believed 		  stock when the
					  best, which may result 		  model ranks a
					  in short-term trading, 		  stock poorly or
					  thereby increasing the 		  when the subadvisor
					  Fund's transaction costs, 		  loses conviction
					  which may have an adverse 		  in a company's
					  effect on the Fund's 			  fundamentals.
    					  performance and may
					  increase the shareholders' 		* The Managers
					  tax liabilities.			  Capital
					* A stock is typically 			  Appreciation
					  sold if the subadvisor 		  Fund's subadvisors
					  believes the future 			  normally sell a
					  profitability of a company 		  stock if it is
					  does not support its current 		  believed that
					  stock price.				  future profitability of
										  a company does not
										  support its
										  current stock price.







   Principal Risk Factors
   ----------------------
        The chart below lists the principal risk factors associated with investing in the Existing Funds and the Acquiring Funds. The risk factors associated with an investment in an Existing Fund are similar to those associated with the corresponding Acquiring Fund. However, the Acquiring Funds may invest in mid-capitalization companies and are subject to the risks associated with such stocks, and the Fremont Large Cap Growth Fund, as a non-diversified fund, is subject to risks that Managers Capital Appreciation Fund, as a diversified fund, is not. These risk factors are discussed in detail in the section immediately following this chart.






			Principal Risk Factors-		Principal Risk Factors-
Funds		 	   Existing Fund		     Acquiring Fund
-----			-----------------------		-----------------------

Fremont Large Cap 	Economic Risk			Economic Risk
Growth Fund		Market Risk 			Market Risk
			Non-Diversification Risk 	Mid-Capitalization Stock Risk
Managers Capital 	Price Risk			Price Risk
Appreciation Fund					Sector Risk



Fremont Large Cap 	Active Management Risk		Economic Risk
Value Fund		Economic Risk			Market Risk
			Market Risk			Mid-Capitalization Stock Risk
Managers Value Fund	Non-Diversification Risk	Price Risk
			Price Risk			Sector Risk





        The following is a detailed discussion of the principal risk factors of each of the Existing Funds and Acquiring Funds as listed above.

Active Management Risk
----------------------
		Because the Fund's portfolio managers actively buy and sell securities of the Fund, investors are subject to the risk that the investment decisions may increase the potential for a loss, especially over short periods.

Economic Risk
-------------
		The prevailing economic environment is important to the health of all businesses. However, some companies are more sensitive to changes in the domestic or global economy than others. These types of companies are often referred to as cyclical businesses. Countries in which a large portion of businesses are in cyclical industries are thus also very economically sensitive and carry a higher amount of economic risk

Market Risk
-----------
		Market risk is also called systematic risk. It typically refers to the basic variability that stocks exhibit as a result of stock market fluctuations. Despite the unique influences on individual companies, stock prices in general rise and fall as a result of investors' perceptions of the market as a whole. The consequences of market risk are that if the stock market drops in value, the value of a Fund's portfolio of investments is also likely to decrease in value. The decrease in the value of a Fund's investments, in percentage terms, may be more or less than the decrease in the value of the market. Since foreign securities trade on different markets, which have different supply and demand characteristics, their prices are not as closely linked to the U.S. markets. Foreign securities markets have their own market risks, and they may be more or less volatile than U.S. markets and may move in different directions.

Mid-
Capitalization
Stock Risk
--------------
		Mid-capitalization companies often have greater price volatility, lower trading volume and less liquidity than larger, more established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than larger companies. For these and other reasons, a Fund with investments in mid-capitalization companies carries more risk than a Fund with investments in large-capitalization companies.

Non-
Diversification
Risk
---------------
		As a nondiversified fund, the Fund may make larger investments in individual companies and, as each stock carries a higher weighting within the portfolio, the value of the portfolio as a whole can be greatly affected by declines in the value of a single stock. Therefore, the Fund's share price may fluctuate more than the share price of a diversified fund. Also, the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Price Risk
----------
		As investors perceive and forecast good business prospects, they are willing to pay higher prices for securities. Higher prices therefore reflect higher expectations. If expectations are not met, or if expectations are lowered, the prices of the securities will drop. This happens with individual securities or the financial markets overall. For stocks, price risk is often measured by comparing the price of any security or portfolio to the book value, earnings or cash flow of the underlying company or companies. A higher ratio denotes higher expectations and higher risk that the expectations will not be sustained.



Sector Risk
-----------
		Companies that are in similar businesses may be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of securities of all companies in a particular sector of the market to decrease. Although a Fund may not concentrate in any one industry, each Fund may invest without limitation in any one sector. To the extent a Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

   Comparison of Fees and Expenses
   -------------------------------

        Fremont Large Cap Growth Fund and Managers Capital
			Appreciation Fund
	--------------------------------------------------

        This table discloses the fees and expenses that you may pay if you buy and hold shares of either Fund. The table also discloses pro forma information for the combined Fund assuming the Reorganization took place on April 30, 2004. The expense information for the Existing Fund and the Acquiring Fund is based upon expenses for the fiscal year ended October 31, 2003 and the fiscal year ended December 31, 2003, respectively. There will not be any shareholder fees payable in connection with the Reorganization.




										Pro Forma-
								Managers	 Managers
						  Fremont 	 Capital 	  Capital
						 Large Cap	Appreciation	Appreciation
						Growth Fund 	   Fund 	   Fund
					 	-----------	-----------	------------


Shareholder Fees (fees paid
directly from your investment)
------------------------------

Maximum sales charge (load) imposed
on purchases (as a percentage of
the offering price)				None		None		None

Maximum deferred sales charge
(load)						None		None		None

Maximum sales charge (load) imposed on
reinvested dividends and distributions		None		None		None

Redemption fees					None(1)		None(1) 	None(1)

Exchange fees					None		None		None


Annual Fund Operating Expenses
------------------------------

Management Fees					0.95%		0.80%		0.80%

Other Expenses					1.30%		0.72%		0.76%

Total Annual Fund Operating Expenses		2.25%		1.52%(2)	1.56%(2)

Fee Waiver and Reimbursement		       (0.85)%(3)      (0.23)%(4)      (0.27)%(4)

Net Annual Fund Operating Expenses	        1.40%(3)	1.29%(4)	1.29%(4)
_________________


(1)	The Transfer Agent of the Existing Fund currently charges
	a $10 service fee on wire redemptions. Shareholders of
	the Aquiring Fund will not be charged a wire fee.
(2)	The Acquiring Fund has entered into arrangements with
	unaffiliated broker-dealers to pay a portion of the Acquiring Fund's expenses. In addition, the Acquiring Fund may receive credits against its custodian expenses for uninvested overnight cash balances. Due to these expense offsets, the Acquiring Fund incurred actual
	net gross operating expenses in amounts less than the amounts shown above. After giving effect to these expense offsets, the gross operating expenses were
	1.40%.
(3)	FIA is indefinitely obligated by contract to limit the
	Existing Fund's operating expenses to 1.40%. However, this limit may be changed with the approval of the Existing Fund's Board of Directors.
(4)	The Managers Funds LLC has contractually agreed through
	May 1, 2005 to waive management fees as may be necessary to limit "Total Annual Fund Operating Expenses"
	(exclusive of taxes, interest, brokerage and extraordinary items) to 1.29% of the Fund's net asset value subject to later reimbursement by the Fund in certain circumstances (as discussed under the heading "The Managers Funds"), provided that the amount of management fees waived will not exceed 0.25% of the Fund's average net assets.
	Because The Managers Funds LLC's obligation to waive its management fees is limited to 0.25% of the Fund's average net assets, it is possible the Fund's total expenses could exceed 1.29% in certain circumstances.

Example
        To illustrate the effect of operating expenses, assume that each Fund's annual return is 5% and that it had total operating expenses described in the table above. For every $10,000 invested in each Fund, the following amounts of total expenses would have been paid if an investor closed his or her account at the end of each of the following time periods:



FUND					1 YEAR	3 YEARS	 5 YEARS  10 YEARS
----					------	-------	 -------  --------
Fremont Large Cap Growth Fund		$143	$443	 $766	  $1,680

Managers Capital Appreciation Fund	$131	$458	 $807	  $1,793
Pro Forma-- Managers Capital
Appreciation Fund			$131	$459	 $818	  $1,828





        The purpose of these tables is to assist an investor in understanding the various types of costs and expenses that an investor in the combined Fund will bear, whether directly or indirectly. The assumption in this example of a 5% annual return is required by regulations of the SEC applicable to all mutual funds. The information in the previous tables should not be considered a representation of past or future expenses or rates of return. Actual expenses or returns may be greater or less than those shown and may change.

Fremont Large Cap Value Fund and Managers Capital Appreciation Fund
-------------------------------------------------------------------
        This table discloses the fees and expenses that you may pay if you buy and hold shares of either Fund. The table also discloses pro forma information for the combined Fund assuming the Reorganization took place on April 30, 2004. The expense information for the Existing Fund and the Acquiring Fund is based upon expenses for the fiscal year ended October 31, 2003 and the fiscal year ended December 31, 2004, respectively. There will not be any shareholder fees payable in connection with the Reorganization.





						  Fremont 	  	  	Pro Forma-
						 Large Cap	 Managers	 Managers
						Value Fund 	Value Fund 	Value Fund
					 	-----------	-----------	------------


Shareholder Fees (fees paid
directly from your investment)
------------------------------

Maximum sales charge (load) imposed
on purchases (as a percentage of
the offering price)				None		None		None

Maximum deferred sales charge
(load)						None		None		None

Maximum sales charge (load) imposed on
reinvested dividends and distributions		None		None		None

Redemption fees					None(1)		None(1)		None(1)

Exchange fees					None		None		None


Annual Fund Operating Expenses
------------------------------

Management Fees					0.75%		0.75%		0.75%

Other Expenses					1.16%		0.67%		0.73%

Total Annual Fund Operating Expenses		1.91%		1.42%(2)	1.48%(2)

Fee Waiver and Reimbursement		       (0.71)%(3)      (0.23)%(4)      (0.29)%(4)

Net Annual Fund Operating Expenses		1.20%(3)	1.19%(4)	1.19%(4)
_________________


(1)	The Transfer Agent of the Existing Fund currently charges
	a $10 service fee on wire redemptions. Shareholders of the Aquiring Fund will not be charged a wire fee.

(2)	The Acquiring Fund has entered into arrangements with
	unaffiliated broker-dealers to pay a portion of the Acquiring Fund's expenses. In addition, the Acquiring Fund may receive credits against its custodian expenses for uninvested overnight cash balances. Due to these expense offsets, the Acquiring Fund incurred actual
	net gross operating expenses in amounts less than the amounts shown above. After giving effect to these expense offsets, the gross operating expenses were 1.37%.
(3)	FIA is indefinitely obligated by contract to limit the
	Existing Fund's operating expenses to 1.20%. However, this limit may be changed with the approval of the Existing Fund's Board of Directors.
(4)	The Managers Funds LLC has contractually agreed through
	May 1, 2005 to waive management fees as may be necessary to limit "Total Annual Fund Operating Expenses"
	(exclusive of taxes, interest, brokerage and extraordinary items) to 1.19% of the Fund's net asset value subject to later reimbursement by the Fund in certain circumstances (as discussed under the heading "The Managers Funds"), provided that the amount of management fees waived will not exceed 0.25% of the Fund's average net assets.
	Because The Managers Funds LLC's obligation to waive its management fees is limited to 0.25% of the Fund's average net assets, it is possible the Fund's total expenses could exceed 1.19% in certain circumstances.

Example
        To illustrate the effect of operating expenses, assume that each Fund's annual return is 5% and that it had total operating expenses described in the table above. For every $10,000 invested in each Fund, the following amounts of total expenses would have been paid if an investor closed his or her account at the end of each of the following time periods:




FUND					1 YEAR	3 YEARS	 5 YEARS  10 YEARS
----					------	-------	 -------  --------
Fremont Large Cap Growth Fund		$122	$381	 $660	  $1,455

Managers Value Fund			$121	$427	 $754	  $1,682

Pro Forma-- Managers Value Fund		$121	$432	 $773	  $1,737



      The purpose of these tables is to assist an investor in understanding the various types of costs and expenses that an investor in the combined Fund will bear, whether directly or indirectly. The assumption in this example of a 5% annual return is required by regulations of the SEC applicable to all mutual funds. The information in the previous tables should not be considered a representation of past or future expenses or rates of return. Actual expenses or returns may be greater or less than those shown and may change.

   Distribution and Purchase Procedures, Exchange Rights
   and Redemption Procedures
   -----------------------------------------------------

        The purchase, redemption and exchange features of the Existing Funds are substantially similar to those of the Acquiring Funds, as discussed below. More detailed explanations of the services available through the Acquiring Funds can be found in the Prospectus that accompanies this Proxy Statement/Prospectus.

        Both the Existing Funds and the Acquiring Funds offer investors regular accounts, Individual Retirement Accounts (traditional IRAs, Roth IRAs and Simple IRAs) and Education Savings Plans or Accounts. The Existing Funds and the Acquiring Funds have the same minimum initial investment requirements ($2,000 for individual accounts and $1,000 for IRAs and Education Savings Plans or Accounts) and additional investment requirements ($100), but the Existing Funds waive the minimum additional investment requirement for automatic investment plans. Higher minimum investment requirements apply to participants in the ManagersChoice Program ($50,000 initial investment and $500 additional investment). The Acquiring Funds (or their distributor) may, in their discretion, waive the minimum initial or additional investment amounts at any time. Additionally, the Acquiring Funds (or their distributor) may, in their discretion, request reimbursement from shareholder accounts that are involved in excessive trading.

        Shareholders of the Existing Funds may purchase shares by mail, telephone, wire, the internet or through the Automatic Investment Plan ($50 minimum applies to the Automatic Investment
Plan). Similarly, shareholders of the Acquiring Funds may purchase shares by mail, telephone, wire, the internet and through the Automatic Investment feature or the Systematic Purchase Plan. Shareholders of the Existing Funds and the Acquiring Funds may also purchase or redeem shares of the Funds through authorized intermediaries, such as broker-dealers, banks or other financial institutions. Shareholders of the Existing Fund may redeem shares by mail, telephone, the internet or through the Automatic
Withdrawal Plan. Shareholders of the Acquiring Funds may redeem shares by mail, telephone or the internet or through the Automatic Redemption feature. Shareholders of the Existing Funds may exchange into other Existing Funds by telephone or the internet, while shareholders of the Acquiring Funds may exchange into certain other funds in the Managers Funds Family of Funds by mail, telephone, the internet or through an investment advisor, bank or investment professional.


II.	THE REORGANIZATIONS
===========================

   Description of the Reorganizations
   ----------------------------------
        On July 7, 2004, the Existing Funds' Board unanimously voted to approve the Reorganizations, subject to approval by shareholders of the respective Existing Funds. In the Reorganizations, each Existing Fund will transfer its assets to its corresponding Acquiring Fund, which will assume the accrued and unpaid liabilities of the Existing Fund set forth in the statement of assets and liabilities of the Existing Fund as of the closing date of the Reorganization. Upon this transfer of assets and assumption of liabilities, the Acquiring Fund will issue shares to the Existing Fund, which shares will be distributed to shareholders in liquidation of the Existing Fund. Any shares you own of an Existing Fund at the time of the Reorganizations will be cancelled and you will receive shares in the same or a comparable class of the corresponding Acquiring Fund having a value equal to the value of your shares of the Existing Fund. The Reorganizations are expected to be tax-free transactions for U.S. federal income tax purposes. If approved by shareholders, the Reorganizations are expected to occur by December 31, 2004.

   Reasons for the Reorganizations
   -------------------------------
        The Reorganizations are taking place as a result of FIA's decision to sell its investment advisory business. Management of FIA reviewed the product offerings of the Existing Funds and the asset size of the Funds to determine whether the Funds remained economically viable and whether shareholders of the Existing Funds would be better served if the Funds were reorganized into another fund family with a greater long-term commitment to the mutual fund business and potentially better distribution capabilities throughout its affiliated organizations. Managers and the Acquiring Funds emerged from this search as an ideal selection. Managers is currently the investment adviser to a family of 27 mutual funds, all of which are managed through subadvisors as "manager-of-managers" funds, similar to the Existing Funds. Managers' philosophy of selecting the "best of breed" subadvisors for its Funds is entirely consistent with the way FMF and FIA have sought to operate the Existing Funds. In addition, Managers is committed to providing investors with access to a complete array of investment products and state-of-the-art shareholder services. Consistent with this commitment and as part of its offer to provide the same high quality products and services to shareholders of the Existing Funds, Managers (which is based in Norwalk, Connecticut) will open an office in San Francisco and will retain many key employees of FIA that are currently responsible for providing a variety of investment management and shareholders services to the Existing Funds. As a result, if the Reorganizations are approved shareholders, you and other shareholders of the Existing Funds, as shareholders of the Acquiring Funds, will continue to be served by many members of your existing FIA team.

   (i)  Terms of the Reorganizations
	----------------------------
        At the effective time of the Reorganizations, each Acquiring Fund will acquire all of the assets and assume all of the liabilities of the corresponding Existing Fund shown in the table below in exchange for shares of the corresponding class of the Acquiring Fund.


EXISTING FUNDS 				ACQUIRING FUNDS
--------------				---------------
Fremont Large Cap Growth Fund	Managers Capital Appreciation Fund
Fremont Large Cap Value Fund	Managers Value Fund

        The terms and conditions under which the Reorganization for each Existing Fund will be implemented are set forth in the Plan. Significant provisions of the Plan are summarized below; however, this summary is qualified in its entirety by reference to the Plan, which is attached as Appendix A to this Proxy Statement/Prospectus. The Plan contemplates (i) each Acquiring Fund's acquiring all of the assets of the corresponding Existing Fund in exchange solely for shares of the Acquiring Fund and the assumption by the Acquiring Fund of those accrued and unpaid liabilities of the Existing Fund set forth in the statement of assets and liabilities of the Existing Fund as of the closing date for the Reorganization (the "Stated Liabilities"), and (ii) the distribution of those shares to the shareholders of the Existing Fund as soon as reasonably practicable after the closing. Each Existing Fund will distribute pro rata to its shareholders of record the shares of the corresponding Acquiring Fund it receives in the Reorganization, so that each shareholder of an Existing Fund will receive a number of full and fractional shares of the corresponding Acquiring Fund equal in value to the number of full and fractional shares of the Existing Fund held by such shareholder as of the closing date.
Each Existing Fund will be dissolved soon thereafter.


Accordingly, immediately after the Reorganization, each former shareholder of an Existing Fund will own shares of the corresponding Acquiring Fund that will be equal in number and value to the shares of the Existing Fund held by that shareholder immediately prior to the Reorganization. The Plan provides the time for and method of determining the net value of each Existing Fund's assets and the net asset value of a share of each Acquiring Fund. The valuation will be done immediately after the close of business, as described in the Agreement and Plan of Reorganization, on the closing date of the Reorganizations. The value of the assets of Fremont Large Cap Growth Fund and Fremont Large Cap Value Fund and the value of the assets of the corresponding Acquiring Funds will be the value of such assets computed as of immediately after the close of regular trading of the New York Stock Exchange and after the declaration of any dividends on the closing date, using the valuation procedures set forth in the Acquiring Fund's Declaration of Trust and the Acquiring Fund's then-current prospectus and statement of additional information, together with any other valuation procedures established by the Trustees of the Acquiring Fund. Any special options (for example, automatic investment plans on current Existing Fund shareholder accounts) will automatically transfer to the new accounts.

        The Plan provides that FIA and Managers will bear all costs and expenses of each Reorganization, including the costs and expenses incurred in the preparation and mailing of this Proxy Statement/Prospectus, as agreed between them. The closing date is expected to occur by December 31,2004, or sooner, provided all of the other closing conditions have been satisfied. The implementation of each Reorganization is subject to a number of conditions set forth in the Plan, including the approval of the Reorganization by shareholders of each Existing Fund, as well as the approval by shareholders of reorganizations of ten other series of FMF into new series of the Managers Funds family of funds. Another important condition to closing is that the Existing Funds receive a tax opinion to the effect that the Reorganizations will each qualify as a "reorganization" for U.S. federal income tax purposes. As such, the Reorganizations will not be taxable for such purposes to the Existing Funds, the Acquiring Funds or the Existing Funds' shareholders. The Plan may be terminated and the Reorganizations abandoned at any time prior to the closing date by mutual agreement of the parties or by either party if the closing shall not have occurred on or before APRIL 15, 2005, unless such date is extended by mutual agreement of the parties.The parties might decide toterminate the PlanS and abandon the Reorganizations if the closing under the purchase agreement between Managers amd FIA does not occur. This might happen as a result of failure to satisfy conditions at closing contained in the purchase agreement, which include, among other things, a requirement that FIA settle pending regulatory investigations by the SEC and the New York Attorney General. See "Certain Legal Matters" in the Existing Funds prospectus.

   Board Consideration of the Reorganizations
   ------------------------------------------
        The Existing Funds' Board of Directors considered the proposed Reorganizations of the Existing Funds into the Acquiring Funds at meetings on November 4 and December 15, 2003, and January 14, Febraury 25, April 30,
May 16, and May 25,2004, as well as on other occasions. Managers provided materials on the proposed Reorganizations to the Board of Directors. Those materials included information on the investment objectives and the strategies of the Acquiring Funds, comparative operating expense ratios and performance information, and an analysis of the projected benefits to Existing Fund shareholders from the proposed Reorganizations. At a special meeting on July 7, 2004,the Existing Funds' Board of Directors considered and unanimously approved the proposed Reorganizations of the Existing Funds intothe Acquiring Funds after concluding that participation in the proposed Reorganizations is in the best interests of each Existing Fund and its shareholders.
The Board further determined that the interests of existing shareholders of each Existing Fund would not be diluted upon the Reorganizations, because the number of Acquiring Fund shares to be issued to Existing Fund shareholders will be calculated based on the respective net asset values of the Funds.

        In determining whether to recommend approval of the Reorganizations to shareholders of the Existing Funds, the Board of Directors (including the Independent Directors) made inquiries into a number of matters and considered the following factors, among others:



	Services
	--------

	(a)	The nature, extent, and quality of the services
		provided by FIA and to be provided by Managers;

	(b)	The service features and investment options
		available to shareholders of the Existing Funds and the Acquiring Funds;

	(c)	The decision by Managers to employ certain key
		investment management professionals who previously managed the Existing Funds;


	Investment Performance and Compatibility
	----------------------------------------

	(d)	The investment performance of each Existing Fund
		and each corresponding Acquiring Fund, if operational, and the investment performance of FIA and Managers generally;

	(e)	The compatibility of the investment objectives,
		policies and restrictions of the Existing Funds and the corresponding Acquiring Funds, many of which will be new series organized to substantially match the Existing Funds' objectives, policies and restrictions;

	(f)	The past changes in asset levels of the Existing
		Funds, and the potential benefits to Existing Funds' shareholders from the Existing Funds' access to the potentially larger distribution network and capability of the Acquiring Funds;


	Expenses
	--------

	(g)	The costs of the services to be provided by Managers
		and its affiliates from their relationship with each Existing Fund;

	(h)	The extent to which economies of scale may be
		realized as each Existing Fund grows;

	(i)	Whether fee levels may reflect any economies of
		scale for the benefit of a Existing Fund's investors;

	(j) The anticipated effect of the Reorganizations on per-share expenses, both before and after waivers, of the Existing Funds;

	(k) 	The expense ratios and available information
		regarding the fees and expenses of the Acquiring
		Funds;

	(l)	That the expense of the Reorganizations would
		not be borne by the Existing Funds' shareholders;


	Benefits to FIA and Managers
	----------------------------

	(m)	Any benefits derived by FIA or to be derived by
		Managers from its relationship with each Existing
		Fund;


	No Dilution and Tax-Free Transaction
	------------------------------------

	(n)	The terms and conditions of the Reorganizations
		and that no dilution of shareholder interests is expected;

	(o)	The favorable U.S. federal tax consequences of
		the Reorganizations;

	(p)	The absence of unfavorable other indirect tax
		consequences of the Reorganizations;


	Managers' Reputation and Possible Alternatives
	----------------------------------------------

	(q)	The reputation, financial strength and resources
		of Managers and its affiliates, and its expressed plans for the Existing Funds after the proposed
		Reorganizations;

	(r) FIA's publicly announced desire to leave the mutual fund and investment advisory business through the sale of that business, and the realistic alternatives of either a sale of that advisory business or the liquidation of the Existing Funds in the absence of a sale to Managers;

	(s)	The future prospects of the Existing Funds'
		if the proposed Reorganizations were not effected, which are limited because of the need to negotiate a new transaction with another party, and the effects on the Existing Funds of the resulting delay;

	(t)	FIA's pending regulatory investigations and the
		uncertainties typically associated with these types of investigations; and

	Business Consultants
	--------------------

	(u)	Advice from certain business consultants
		experienced in sales of mutual fund operations.



   Federal Income Tax Consequences
   -------------------------------
        The following discussion summarizes the material U.S. federal income tax consequences of the Reorganizations that are applicable to you as an Existing Fund shareholder. It is based on the Internal Revenue Code of 1986, as amended (the "Code"), applicable Treasury regulations, judicial authority, and administrative rulings and practice, all as of the date of this Proxy Statement/Prospectus and all of which are subject to change, including changes with retroactive effect. The discussion below does not address all of the federal income tax considerations that may be relevant to you nor does it address any state, local or foreign tax consequences of the Reorganizations. Your tax treatment may vary depending upon your particular situation. You also may be subject to special rules not discussed below if you are a certain kind of Existing Fund shareholder, including, but not limited to: an insurance company; a tax-exempt organization; a financial institution or broker-dealer; a person who is neither a citizen nor resident of the United States or entity that is not organized under the laws of the United States or political subdivision thereof; a holder of Existing Fund shares as part of a hedge, straddle or conversion transaction; a person that does not hold Existing Fund shares as a capital asset at the time of the Reorganizations; or an entity taxable as a partnership for U.S. federal income tax purposes.

        The Reorganizations are not intended to result in the recognition of income, gain or loss for United States federal income tax purposes. As a condition to the Reorganizations, TMF and FMF will receive a legal opinion from Goodwin Procter LLP, to the effect that, subject to customary assumptions and representations, on the basis of the existing provisions of the Code, the Treasury Regulations promulgated thereunder and current administrative and judicial interpretations thereof, for federal income tax purposes:

        *	the transfer by the Existing Fund of all of its assets
to the corresponding Acquiring Fund, in exchange solely for shares of the Acquiring Fund, the assumption by such Acquiring Fund of the Stated Liabilities of the Existing Fund, and the distribution of the shares of the Acquiring Fund to the shareholders of the Existing Fund in complete liquidation of the Existing Fund will constitute a reorganization within the meaning of Section 368(a) of the Code;

        *	the Existing Fund and the Acquiring Fund will each be a
"party to a reorganization" within the meaning of Section 368(b) of the Code;

        *	the Existing Fund will recognize no gain or loss on (i)
the transfer of its assets to the corresponding Acquiring Fund in exchange solely for shares of the Acquiring Fund and the Acquiring Fund's assumption of the Existing Fund's Stated Liabilities or (ii) the subsequent distribution of those shares to the Existing Fund's shareholders in exchange for their Existing Fund shares;

        *	the Acquiring Fund will recognize no gain or loss on
its receipt of the corresponding Existing Fund's assets in exchange solely for shares of the Acquiring Fund and the Acquiring Fund's assumption of the Existing Fund's Stated Liabilities;

        *	the Acquiring Fund's basis in the corresponding
Existing Fund's assets will, in each instance, be the same as the corresponding Existing Fund's basis therein immediately before the Reorganization, and the Acquiring Fund's holding period for the corresponding Existing Fund's assets will, in each instance, include the Existing Fund's holding period therefor;

        *	a shareholder of the Existing Fund will recognize no
gain or loss on the exchange of all the Existing Fund shares held by such shareholder solely for shares of the corresponding
Acquiring Fund pursuant to the Reorganization; and

        *	an Existing Fund shareholder's aggregate basis in the
shares of the Acquiring Fund received by such shareholder in the Reorganization will be the same as the Existing Fund shareholder's aggregate basis in the Existing Fund shares surrendered in exchange for those shares of the Acquiring Fund, and the Existing Fund shareholder's holding period for those shares of the Acquiring Fund will include, in each instance, the shareholder's holding period for those Existing Fund shares, provided the shareholder holds them as capital assets on the closing date of the Reorganization.

        The receipt of such an opinion is a condition to the consummation of the Reorganizations. TMF has not obtained an Internal Revenue Service ("IRS") private letter ruling regarding the federal income tax consequences of the Reorganizations, and the IRS is not bound by advice of counsel. If the transfer of the assets of an Existing Fund in exchange for its corresponding Acquiring Fund's shares and the assumption by the Acquiring Fund of the Stated Liabilities of the Existing Fund do not constitute a tax-free reorganization, Existing Fund shareholders generally will recognize gain or loss equal to the difference between the value of the Acquiring Fund shares the shareholder acquires and the tax basis of the shareholder's Existing Fund shares.

        Shareholders of the Existing Funds should consult their tax advisors regarding the effect, if any, of the proposed Reorganizations in light of their individual circumstances. Since the foregoing discussion relates only to certain federal income tax consequences of the Reorganizations, each shareholder of an Existing Fund should also consult such shareholder's tax advisors as to the federal, state and local tax consequences, if any, of the Reorganizations based upon the shareholder's particular circumstances.

        An Acquiring Fund's ability to use any capital loss carryforwards and, potentially, any unrealized capital losses, once realized in the hands of the Acquiring Fund, of the corresponding Existing Fund may be subject to an annual limitation, such that losses in excess of the limitation may not be used in the taxable year and could have to be carried forward. The limitation generally equals the product of the net asset value of the Existing Fund immediately prior to the Reorganizations and the "long-term tax-exempt rate," published by the Internal Revenue Service, in effect at such time. The long-term tax-exempt rate that would apply if the Reorganization occurred as of the date of this Proxy Statement/Prospectus is 4.72%. However, no assurance can be given as to what long-term tax exempt rate will be in effect at the time of the Reorganizations. While the ability of an Acquiring Fund to absorb the corresponding Existing Fund's losses in the future depends upon a variety of factors that cannot be known in advance, because capital loss carryforwards generally expire eight taxable years following realization, including the short taxable year resulting from the Reorganizations, it is expected that substantially all of an Existing Fund's losses will become permanently unavailable where the limitation applies.

        In general, the limitation will only apply to an Existing Fund where the net asset value of the corresponding Acquiring Fund's assets exceeds the net asset value of the Existing Fund's assets immediately before the Reorganizations. Accordingly, it is expected that the limitation will apply to any losses of the Fremont Large Cap Growth Fund and the Fremont Large Cap Value Fund. In addition, subject to the limitations described below, an Existing Fund's losses that remain available to the corresponding Acquiring Fund will inure to the benefit to both the Existing Fund and Acquiring Fund shareholders following the Reorganizations. Therefore, an Existing Fund shareholder may pay more taxes, or pay taxes sooner, than such shareholder otherwise would if the Reorganizations did not occur.

	If an Acquiring Fund has a net unrealized built-in gain in its assets as of the date of the Reorganization, the Acquiring Fund's ability to use the corresponding Existing Fund's capital loss carry forwards against gains of the Acquiring Fund may be limited for five years following the Reorganization unless the Acquiring Fund establishes that the gain is not attributable to a built-in gain of the Acquiring Fund as of the Reorganization or the Acquiring Fund did not hold the asset generating the gain on the date of the Reorganization.

   Fees and Expenses of the Reorganizations
  ----------------------------------------
        All fees and expenses, including accounting expenses, legal expenses, proxy expenses, portfolio transfer taxes (if any) or other similar expenses incurred in connection with the completion of the Reorganizations, will be paid by Managers and FIA.

III.	SUMMARY OF DIFFERENCES BETWEEN THE EXISTING AND ACQUIRING FUNDS
=====================================================================

        The following summary highlights certain differences between each Existing Fund and its corresponding Acquiring Fund. This summary is not complete and does not contain all of the information that you should consider before voting on the Reorganizations. For more complete information, please read this entire document and the enclosed Acquiring Fund prospectus(es).

   Comparison of Investment Advisers and
   Investment Advisory Fees
  --------------------------------------

Investment Advisor-the Acquiring Funds
--------------------------------------
        Managers is the investment advisor to each Acquiring Fund. Managers has overall supervisory responsibility for the investment program of each Acquiring Fund. Managers selects and recommends, subject to the approval of the Board of Trustees of TMF, one or more subadvisors to manage each Acquiring Fund's investment portfolio. It allocates assets to the asset managers based on certain evolving targets, monitors the performance, security holdings and investment strategies of these external asset managers and, when appropriate, researches any potential new asset managers for the Acquiring Funds. The SEC has given TMF an exemptive order permitting Managers to change subadvisors without prior shareholder approval, but subject to shareholder notification within 90 days of any such changes. The SEC has also given the Existing Funds an exemptive order that permits FIA, without shareholder approval but subject to certain conditions, to employ new subadvisors or terminate subadvisors for the Existing Funds and modify the terms of particular subadvisory agreements, subject to the approval of the Board of Directors. Managers also furnishes certain administrative, compliance and accounting services for TMF and each Acquiring Fund.

Subadvisors-the Acquiring Funds
-------------------------------
        Armstrong Shaw Associates Inc. ("Armstrong Shaw") and Osprey Partners Investment Management, LLC ("Osprey Partners") each manage a portion of Managers Value Fund. Essex Investment Management Company, LLC ("Essex") and Bramwell Capital Management, Inc. ("Bramwell") each manage a portion of Managers Capital Appreciation Fund (each of Armstrong Shaw, Osprey Partners, Essex and Bramwell a "Successor Subadvisor" and together, the "Successor Subadvisors").

        Armstrong Shaw has managed a portion of Managers Value Fund since March 2000. Armstrong Shaw, located at 45 Grove Street, New Canaan, Connecticut, was founded in 1984. As of December 31, 2003 Armstrong Shaw had assets under management of approximately $474.7 million. Jeffrey Shaw is the lead portfolio manager for the portion of Managers Value Fund managed by Armstrong Shaw. He has been the Chairman and President of Armstrong Shaw since 1999 and 1988, respectively, and is a co-founder of the firm.

        Osprey Partners has managed a portion of Managers Value Fund since September 2001. Osprey Partners, located at 1040 Broad Street, Shrewsbury, New Jersey, was founded in 1998. As of
December 31, 2003, Osprey Partners had assets under management of approximately $3.1 billion. John W. Liang is the lead portfolio manager for the portion of Managers Value Fund managed by Osprey Partners. He is a Managing Partner and the Chief Investment
Officer and has been employed as a portfolio manager by the firm since 1998. From 1989 to 1998, he was a Managing Director and a portfolio manager at Fox Asset Management.

        Managers Value Fund is obligated by its investment management contract to pay an annual management fee to Managers of 0.75% of the average daily net assets of the Fund. Managers, in turn, pays a portion of this fee to Armstrong Shaw and Osprey Partners.

        Essex has managed a portion of Managers Capital Appreciation Fund since March 1997. Essex, located at 125 High Street, Boston, Massachusetts, was founded in 1976. Affiliated Managers Group,
Inc. owns a majority interest in Essex. As of December 31, 2003, Essex had assets under management of approximately $5.9 billion. Stephen D. Cutler and Malcolm MacColl are the portfolio managers for the portion of Managers Capital Appreciation Fund managed by Essex. Mr. Cutler is the President of, and a portfolio manager for, Essex, positions he has held since 1989. Mr. MacColl is Co-Chief Executive Officer of Essex and has been a portfolio manager for Essex since 1994.

        Bramwell has managed a portion of Managers Capital
Appreciation Fund since June 2003. Bramwell, located at 745 Fifth Avenue, New York, New York, was founded in 1994. As of December
31, 2003, Bramwell had assets under management of approximately
$907 million.

        Elizabeth Bramwell is the portfolio manager for the portion of Managers Capital Appreciation Fund managed by Essex. She has been the President of, and a portfolio manager for, Bramwell, since 1994.

        Managers Capital Appreciation Fund is obligated by its investment management contract to pay an annual management fee to Managers of 0.80% of the average daily net assets of the Fund.
Managers, in turn, pays a portion of this fee to Essex and Bramwell.

     	Investment Management Agreement--Existing Funds.
 	------------------------------------------------
FIA, in addition to providing investment management services, furnishes the services and pays the compensation and travel expenses of persons who perform the executive, administrative, clerical, and bookkeeping functions of the Existing Funds, provides suitable office space, necessary small office equipment and utilities, and general purpose accounting forms, supplies, and postage used at the offices of the Existing Funds. FIA is responsible to pay transfer agency fees when such entities are engaged in connection with share holdings in the Existing
Funds acquired by certain retirement plans. Each Existing
Fund will pay all of its own expenses not assumed by FIA, including, but not limited to, the following:
custodian, stock transfer, and dividend disbursing fees and expenses; taxes and insurance; expenses of the issuance and redemption of shares of the Existing Fund (including stock certificates, registration or qualification fees and expenses); legal and auditing expenses; and the costs of stationery and forms prepared exclusively for the Existing Funds.

        Each Existing Fund will bear all expenses relating to interest, brokerage commissions, other transaction charges relative to investing activities of the Existing Fund, and extraordinary expenses (including for example, litigation expenses, if any). The allocation of general Existing Funds expenses among the Existing Funds is made on a basis that the directors deem fair and equitable, which may be based on the relative net assets of each Existing Fund or the nature of the services performed and relative applicability to each Existing Fund.

        To the extent management fees are waived and/or other expenses are reimbursed by FIA, an Existing Fund may reimburse FIA for any reductions in the Existing Fund's expenses during the three years following that reduction if such reimbursement is requested by FIA, if such reimbursement can be achieved within the foregoing expense limit, and if the Board of Directors approves the reimbursement at the time of the request as not inconsistent with the best interest of the Existing Fund.

        The Investment Advisory Agreements (the "Existing Advisory Agreements") with respect to each Existing Fund may be renewed annually, provided that any such renewal has been specifically approved by (i) the Board of Directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of an Existing Fund, and (ii) the vote of a majority of directors who are not parties to the respective Existing Advisory Agreement or "interested persons" (as defined in the 1940 Act) of any such party, cast in person, at a meeting called for the purpose of voting on such approval. Each Existing Advisory Agreement provides that either party thereto has the right with respect to the respective Existing Fund to terminate it without penalty upon sixty (60) days' written notice to the other party, and that the Existing Advisory Agreement terminates automatically in the event of its assignment (as defined in the 1940 Act).

        Under the Existing Advisory Agreement, FIA is paid a fee by the Existing Fund at an annual rate of the average daily net assets of each Existing Fund as described below.

Fund				Annual Investment Management Fee
----				--------------------------------

Fremont Large Cap Growth Fund 		0.95%

Fremont Large Cap Value Fund		0.75%



        The Existing Funds' Board of Directors have approved an Operating Expense Agreement which contractually obligates FIA to limit the expenses of the Existing Funds (as a percentage of average net assets) for an indefinite period as follows: Large Cap Value Fund 1.20%; and Large Cap Growth Fund 1.40%.

        The Administration Agreements with respect to the Existing Funds also provide for the payment of an administrative fee to FIA at an annual rate of 0.15% of average net assets.

         Investment Management Agreement--Acquiring Funds.
	--------------------------------------------------
The terms of the investment management agreement between Managers and the Acquiring Funds (the "Successor Management Agreement") provide for Managers to have overall supervisory responsibility for each Acquiring Fund's general investments and management of its assets in accordance with the Acquiring Fund's investment objectives, policies and restrictions subject to such direction as it may receive from TMF's Board of Trustees from time to time. Managers is responsible for (a) selecting and recommending to the Trustees of TMF one or more subadvisors for each Acquiring Fund and for monitoring and evaluating the performance of each subadvisor on an ongoing basis and (b) exercising investment discretion and making all determinations with respect to any portion of an Acquiring
Fund's assets not assigned to a subadvisor, including determinations regarding the purchase and sale of portfolio securities.

        The Successor Management Agreement has an initial two year term and then continues in effect, unless terminated as described below, for successive one year periods, so long as its continuance is approved at least annually (a) by the vote of a majority of the outstanding voting securities of each Acquiring Fund (as defined in the 1940 Act) or (b) by the vote of a majority of TMF's Board of Trustees, provided that in either event the continuance is also approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on the continuance. The Successor Management Agreement terminates automatically in the event of its assignment (as defined in the 1940 Act) and may be terminated at any time, without the payment of any penalty, (i) by the vote of a majority of TMF's Board of Trustees, (ii) by vote of a majority of the outstanding voting securities of TMF, or (iii) with respect to an Acquiring Fund, by vote of a majority of the outstanding shares of the Acquiring Fund, in each case upon sixty (60) days written notice to Managers. The Successor Management Agreement may be terminated by Managers upon sixty (60) days written notice to TMF. The Successor Management Agreement provides that, in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations or duties, Managers is not subject to liability to an Acquiring Fund or any Acquiring Fund shareholder for any act or omission in the course of, or connected with, services rendered under the agreement or for any losses that may be sustained in the purchase, holding, or sale of any security, provided that these provisions shall not protect Managers from liability in violation of the 1940 Act.

Under the Successor Management Agreement, for both the services provided to, and the expenses assumed for each Acquiring Fund, Managers is paid a fee by the Acquiring Fund. This fee is computed daily and paid monthly, at an annual rate of a certain percentage of the average daily net assets of each Existing Fund. The annual investment advisory fee rate of each Acquiring Fund is described below.


Fund				Annual Investment Management Fee
----				--------------------------------

Managers Capital Appreciation
Fund 					0.80%

Managers Value Fund			0.75%


Managers also serves as the administrator to the Acquiring Funds and receives compensation from TMF pursuant to an Administration and Shareholder Services Agreement. Under that agreement, Managers supervises the overall administration of and certain shareholder services for each Acquiring Fund. The administrative services include supervising the preparation and filing of all documents required for compliance by each Acquiring Fund with applicable laws and regulations, supervising the maintenance of books and records, and other general and administrative responsibilities. The shareholder services include processing and/or coordinating Acquiring Fund share purchases and redemption, responding to inquiries from shareholders and providing omnibus level support for financial intermediaries who perform sub-accounting for shares held of record by financial intermediaries for the benefit of other beneficial owners. For providing these services, Managers receives a fee from each Acquiring Fund of 0.25% per annum of its average daily net assets.

Subadvisory Agreements--Existing Funds.
---------------------------------------
The Existing Advisory Agreements authorize FIA, at its option and at its sole expense, to appoint a Subadvisor, which may assume all or a portion of the responsibilities and obligations of FIA pursuant to the Existing Advisory Agreement as shall be delegated to the Subadvisor. Any appointment of a Subadvisor and assumption of responsibilities and obligations of FIA by such Subadvisor is subject to approval by the Board of Directors and, as required by law, the shareholders of the affected Existing Fund. FIA has entered into subadvisory agreements (the "Existing Subadvisory Agreements") with Northstar Capital Management, Inc. to serve as subadvisor to Fremont Large Cap Growth Fund and with Alliance Capital Management, L.P. to serve as subadvisor to Fremont Large Cap Value Fund.

        The Existing Subadvisory Agreements provide that the Existing Subadvisors agree to manage the investment of the applicable
Existing Fund's assets, subject to the applicable provisions of FMF's Articles of Incorporation, Bylaws and current registration statement (including, but not limited to, the investment objective, policies, and restrictions delineated in the Existing Funds' current Prospectus and Statement of Additional Information), as interpreted from time to time by the Board of Directors.

For their services under the Existing Subadvisory Agreements, FIA (not the Funds) has agreed to pay the Existing Subadvisors an annual fee equal to the percentages set forth below of the value of the applicable Existing Fund's average net assets allocated to the Subadvisor, payable monthly, as follows:

Fund				Annual Investment Subadvisory Fee
----				---------------------------------

Fremont Large Cap Growth Fund    0.50% on the first $50 million
				 0.40% on the next $150 million
				 0.35% on the next $800 million
				 0.25% on the amount in excess of
					$1 billion

Fremont Large Cap Value Fund		  0.60%



         Subadvisory Agreements--Acquiring Funds.
	 ----------------------------------------
Under the subadvisory agreements between Managers and each Successor Subadvisor (the "Successor Subadvisory Agreements"), each Successor Subadvisor manages all or a portion of an Acquiring Fund's portfolio, including the determination of the purchase, retention, or sale of securities, cash, and other investments for the Acquiring Fund in accordance with the Acquiring Fund's investment objectives, policies, and investment restrictions. The Successor Subadvisor provides these services subject to the general supervision of Managers and TMF's Board of Trustees.

        Each Successor Subadvisory Agreement has an initial term of two years and then continues in effect, unless terminated as described below, for successive one year periods, so long as its continuance is approved at least annually (a) by the vote of a majority of the outstanding voting securities of the Acquiring Fund (as defined in the 1940 Act) or (b) by the vote of a majority of TMF's Board of Trustees, provided that in either event the continuance is also approved by the vote of a majority of TMF's Independent Trustees cast in person at a meeting called for the purpose of voting on the continuance. Each Successor Subadvisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act). Under the terms of each Successor Subadvisory Agreement, the agreement may be terminated:
(i) by Managers at any time, without payment of a penalty, upon notice to the Successor Subadvisor and TMF, (ii) with respect to an Acquiring Fund, at any time, without payment of a penalty, by TMF or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Acquiring Fund upon notice to the Successor Subadvisor, or (iii) by the Successor Subadvisor at any time, without payment of a penalty, upon thirty (30) days written notice to Managers and TMF. Each Successor Subadvisory Agreement provides that the Successor Subadvisor shall not be subject to any liability for any act or omission, error of judgment, or mistake of law or for any loss suffered by Managers or TMF in connection with the Successor Subadvisory Agreement, except by reason of the Subadvisor's willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of the Successor Subadvisor's reckless disregard of its obligations and duties under the Successor Subadvisory Agreement.

        Under the Successor Subadvisory Agreements, the Successor
Subadvisors receive a subadvisory fee from Managers (not from the Acquiring Fund), computed daily and paid quarterly, at an aggregate annual rate as follows:

Fund				Annual Investment Subadvisory Fee
----				---------------------------------

Managers Capital
Appreciation Fund 			   0.40%

Managers Value Fund			   0.35%



   Other Principal Service Providers
   ---------------------------------
        The following table lists the principal service providers for the Existing Funds and the Acquiring Funds. The Reorganization is not expected to result in an increase of transfer agency or custodial expenses for shareholders of the Existing Funds.

			SERVICE PROVIDERS
			=================


SERVICE 		EXISTING FUNDS				ACQUIRING FUNDS
-------			-------------				--------------
Investment Adviser      Fremont Investment Advisors, Inc.	The Managers Funds LLC
			333 Market Street, Suite 2600 		800 Connecticut Avenue
			San Francisco, California 94105		Norwalk, Connecticut 06854



Subadvisors (and 	Fremont Large Cap Growth Fund:		Managers Capital Appreciation Fund:
corresponding 		  Northstar Capital Management, Inc. 	  Bramwell Capital Management, Inc.
Fund) 			    4400 PGA Blvd., Suite 600		    745 Fifth Avenue
			    Palm Beach Gardens, FL 33410	    New York, New York 10151

								  Essex Investment Management Company, LLC
 								    125 High Street
			 	  				    Boston, Massachusetts 02110



			 Fremont Large Cap Value Fund:		Managers Value Fund:
			   Alliance Capital Management LP	  Armstrong Shaw Associates Inc.
			     1345 Avenue of the Americas	    45 Grove Street
			     16th Floor				    New Canaan, Connecticut 0684
			     New York, NY 10105
								  Osprey Partners Investment
									Management, LLC
								    1040 Broad Street
								    Shrewsbury, New Jersey 07702


Distributor		Quasar Distributors LLC			Managers Distributors, Inc.
			615 East Michigan Street		800 Connecticut Avenue
			Milwaukee, Wisconsin 53202		Norwalk, Connecticut 06854




Administrator		Fremont Investment Advisors, Inc. 	The Managers Funds LLC
			333 Market Street, Suite 2600		800 Connecticut Avenue
			San Francisco, California 94105		Norwalk, Connecticut 06854




Custodian		State Street Bank & Trust Company	State Street Bank & Trust Company
			801 Pennsylvania			801 Pennsylvania
			Kansas City, Missouri 64105		Kansas City, Missouri 64105



Fund Accountant		State Street Bank & Trust Company 	State Street Bank & Trust Company
			801 Pennsylvania			801 Pennsylvania
			Kansas City, Missouri 64105		Kansas City, Missouri 64105


Transfer Agent 		PFPC, Inc.				PFPC, Inc.
and Dividend 		4400 Computer Drive			4400 Computer Drive
Disbursing Agent	Westborough, Massachusetts 01581-5120 	Westborough, Massachusetts 01581-5120


Independent 		PricewaterhouseCoopers LLP		PricewaterhouseCoopers LLP
Registered Public	333 Market Street			125 High Street
Accounting Firm		San Francisco, California 94105		Boston, Massachusetts 02110



Managers or Managers Distributors, Inc. may make direct or indirect payments to third parties in connection with the sale of Acquiring Fund shares or the servicing of shareholder accounts.

   Comparison of Business Structure
   --------------------------------

Form of Organization
--------------------
        Each Existing Fund is a series of FMF, a Maryland corporation formed on July 13, 1988 pursuant to Amended Articles of Incorporation dated October 5, 1988, as amended. Each Acquiring
Fund is a series of TMF, a Massachusetts business trust, which is an unincorporated voluntary association organized under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated November 23, 1987. The Declaration of Trust and Bylaws of TMF are designed to make TMF similar in most respects to a Massachusetts business corporation. The operations of the Existing Funds are governed by FMF's Articles of Incorporation and Bylaws and by Maryland law. The operations of the Acquiring Funds are governed by TMF's Declaration of Trust and Bylaws and by Massachusetts law. The Existing Funds and the Acquiring Funds are registered with the SEC as open-end management investment companies and are subject to the provisions of the 1940 Act and the rules and regulations thereunder.

Shares
------
        The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares (no par value) of one or more series and to divide or combine the shares of any series, if applicable, without changing the proportionate beneficial interest of each shareholder in any Acquiring Fund or assets of another series, if applicable. Each share of each Acquiring Fund represents an equal proportional interest in an Acquiring Fund with each other share. Upon liquidation of an Acquiring Fund, shareholders are entitled to share pro rata in the net assets of an Acquiring Fund available for distribution to such shareholders. Shares of the Acquiring Funds have no preemptive or conversion rights and are fully paid and nonassessable.

        The Articles of Incorporation of FMF authorize the Directors to create an unlimited number of series. Shares of the Existing Funds are also fully paid and nonassessable, have no preference, preemptive or similar rights unless designated by the Directors and are freely transferable. The assets and proceeds received by TMF or FMF from the issue or sale of shares of a series are allocated to that series and constitute the rights of that series, subject only to the rights of creditors. Any underlying assets of a series are required to be segregated on the books and accounts of TMF or FMF. These assets are to be used to pay the expenses of the series as well as a share of the general expenses.

Meetings
--------
        Neither the Existing Funds nor the Acquiring Funds hold regular or annual shareholder meetings. The Directors of the Existing Funds may call shareholder meetings as necessary. The Trustees of the Acquiring Funds may also call shareholder meetings as necessary. Special meetings of shareholders of the Existing Funds shall be called upon the written request of holders of at least 10% of the outstanding shares entitled to vote. To the extent required by the 1940 Act, meetings held for the purpose of voting on the removal of any Director of the Existing Funds or any Trustee of the Acquiring Funds shall be called by Directors or Trustees, as applicable, upon written request by shareholders holding at least 10% of the outstanding shares entitled to vote. A majority of the issued and outstanding shares of the Existing Funds entitled to vote and represented in person or by proxy constitutes a quorum at a shareholder meeting. A majority of the outstanding shares of the Acquiring Fund represented in person or by proxy constitutes a quorum at a shareholder meeting.

Shareholder Liability
---------------------
        Under Maryland law, shareholders have no personal liability for acts or obligations of the corporation. Under Massachusetts law, shareholders of a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Declaration of Trust of TMF provides that the shareholders shall not be subject to any personal liability for the acts or obligations of any of the Acquiring Funds and that every written agreement, obligation, instrument or undertaking made on behalf of the New Funds shall contain a provision to the effect that the shareholders are not personally liable thereunder.

        No personal liability will attach to Acquiring Fund shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions, (i) tort claims, (ii) contract claims where the provision referred to is omitted from the undertaking, (iii) claims for taxes, and (iv) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by TMF. However, upon payment of such liability, the shareholder will be entitled to reimbursement from the general assets of TMF. The Trustees of TMF intend to conduct the operations of TMF in a way as to avoid, as far as possible, ultimate liability of the shareholders of the Acquiring Funds.

Liability of Directors and Trustees
-----------------------------------
        FMF's Articles of Incorporation provide that FMF shall indemnify its Directors and officers to the full extent permitted by Maryland law and the 1940 Act.

        The Declaration of Trust of TMF provides that the name of TMF refers to the Trustees collectively as Trustees, not as individuals or personally, and that no Trustee, officer, employee or agent of TMF is liable to any third persons in connection with the affairs of TMF, except if the liability arises from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties to such third persons. It also provides that all third persons shall look solely to the property of TMF for any satisfaction of claims arising in connection with the affairs of TMF. With the exceptions stated, TMF's Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of TMF.

Rights of Inspection
--------------------
        Maryland law permits any shareholder of the Existing Funds or any agent of such shareholder to inspect and copy, during usual business hours, the Bylaws, minutes of shareholder proceedings, annual statements of the affairs and voting trust agreements of an Existing Fund on file at its principal offices. Massachusetts business trust law does not have such provisions. However, TMF's Declaration of Trust provides that the records of the Acquiring
Funds shall be open to inspection by shareholders to the same extent as is permitted to stockholders of a corporation under the Massachusetts business corporation statute.

Voting Requirements
-------------------
        Under Maryland law and FMF's Articles of Incorporation and Bylaws, shareholder voting power is generally limited to electing directors, approving investment management or sub-investment management agreements ratifying the selection of independent public accountants, approving plans of distribution adopted pursuant to Rule 12b-1, approving amendments to FMF's Articles of Incorporation and authorizing certain extraordinary corporate action, such as a merger or liquidation . Shareholders are entitled to one vote for each full share of capital stock and a fractional voted for each fractional share of capital stock.
FMF's Articles of Incorporation provide that capital stock of FMF that is issued, outstanding and entitled to vote shall be voted in the aggregate, and not by series or class, except when otherwise required by law or if FMF's Board of Directors has determined that only one or more series or classes are affected by the matter under consideration, in which case only the affected series or classes vote. Maryland law provides that a corporation's charter may require a lesser proportion of votes of shareholders on matters than otherwise required by Maryland law, but not less than a majority. Under FMF's Articles of Incorporation and Bylaws, most corporate action to be taken by a shareholder vote may be authorized by a majority of votes cast on the matter (although a plurality may elect a Director), subject to applicable laws, regulations, or rules or orders of the SEC. The merger or liquidation of a series or class must be approved by a majority of the outstanding shares of that series or class.

        The shareholders of the Acquiring Funds are entitled to one vote for each whole share held (or a proportionate fractional vote in respect of a fractional share), on matters on which shares of the Acquiring Funds shall be entitled to vote. Subject to the 1940 Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successors, provided however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of TMF. The voting rights of shareholders are not cumulative so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected while the shareholders of the remaining shares would be unable to elect any Trustees.

Liquidation or Dissolution
--------------------------
        In the event of the liquidation or dissolution of a series of TMF, the Trustees shall distribute the assets of the respective series to the shareholders, according to their respective rights, after accounting for fund liabilities of that series. In the event of the liquidation of FMF or a series of FMF, shareholders of a series shall be entitled to receive their respective portion of the assets belonging to such series.

Derivative Actions
------------------
        Under Massachusetts law and the Declaration of Trust, a shareholder of an Acquiring Fund may bring a derivative action on behalf of the Trust only if the following conditions are met. In general, the shareholder must make a pre-suit demand upon the Trustees to bring the subject action unless a majority of the Board of Trustees, or a majority of any committee established to consider the merits of such action, has a personal financial interest in the transaction. A Trustee shall not be disqualified from ruling on the merits of a shareholder demand by virtue of the fact that such Trustee receives remuneration for his service on the Board of Trustees of the Trust or on the boards of other funds that are affiliated with the Trust. Unless a demand upon the Trustees is not required, shareholders who hold at least 10% of the outstanding shares of the Trust must generally join in the demand upon the Trustees.

        Under Maryland law, shareholders of an Existing Fund may not bring a derivative action unless they have first made a demand upon the corporation to sue in its own name and the demand was refused. If the Directors improperly refuse to bring a derivative suit or if the demand upon the Directors is excused, then a plaintiff generally must then make the demand upon the corporation's other shareholders before commencing suit.

        The foregoing is only a summary of certain characteristics of the operations of the Declaration of Trust of TMF, Articles of Incorporation of FMF, their respective Bylaws and Massachusetts and Maryland law and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Declaration of Trust, Articles of Incorporation, Bylaws and Massachusetts and Maryland law directly for more complete information.

   Comparative Information on Fundamental Investment Restrictions
   --------------------------------------------------------------
        The Existing Funds and the Acquiring Funds are each subject to certain fundamental investment restrictions regarding their investments. A fundamental investment restriction may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding securities (as defined in the 1940 Act). However, investment restrictions that are not fundamental may be changed by a Fund's Directors/Trustees without shareholder approval. The table in Appendix B compares the fundamental investment restrictions of the Existing Funds and the Acquiring Funds. Differences in fundamental investment restrictions between an Existing Fund and its corresponding Acquiring Fund are not expected to result in any material difference between the manner in which the Acquiring Fund is managed as compared to the Existing Fund.

   Comparison of Performance
   -------------------------
        The following table shows the average annual total returns of the Existing Funds and Acquiring Funds for 1, 3, 5 and 10 years, as applicable. For more information regarding the total returns of each of the Funds, see the "Financial Highlights" in the Acquiring Funds' prospectuses accompanying this Proxy Statement/Prospectus or your Existing Fund's prospectus. Of course, past performance does not predict future results. All returns reflect the effect of any fee waivers. Without these fee waivers, the average annual total returns for the Funds would have been lower. Total returns presented do not include the impact of sales charges.




AVERAGE ANNUAL TOTAL RETURN
As of June 30, 2004 (except
as otherwise noted)		1YEAR	3 YEARS	 5 YEARS  10 YEARS
------------------------------------------------------------------

Fremont Large Cap Value Fund	20.73%	-3.38%	  N/A	  N/A

Managers Capital Appreciation
Fund  (as of May 31, 2004)	12.36%	-9.08%	-4.69%	 9.67%



Fremont Large Cap Growth Fund	20.48%	  N/A	  N/A	  N/A

Managers Value Fund (as of
May 31, 2004)			21.00%  -1.34%	 2.10%  10.37%





   Existing and Pro Forma Capitalizations
   --------------------------------------
        The following table sets forth as of the date specified in the chart below, (i) the current capitalization of the Existing Funds, (ii) the current capitalization of the Acquiring Funds, and
(iii) the pro forma capitalization of the Acquiring Funds, adjusted to give effect to the proposed Acquisition of the assets of the Existing Funds at net asset value.


As of June 30, 2004




				TOTAL NET ASSETS	SHARES OUTSTANDING	NET ASSET VALUE PER SHARE
				----------------	------------------	-------------------------

Fremont Large Cap Growth Fund	$ 25,427,000		 2,797,000			$9.09

Managers Capital Appreciation
Fund				$103,133,859		 4,138,948		       $24.92


Pro Forma			$128,560,859		 5,159,379		       $24.92
=========			============		 =========		       ======



					28


As of June 30, 2004




				TOTAL NET ASSETS	SHARES OUTSTANDING	NET ASSET VALUE PER SHARE
				----------------	------------------	-------------------------
Fremont Large Cap Value Fund	 $10,663,000		1,300,000			$8.20

Managers Value Fund		$109,415,990		4,059,461		       $26.95


Pro Forma			$120,078,990		4,455,071		       $26.95
=========			============		=========





IV.	INFORMATION ON VOTING
=============================

   Proxy Solicitation
   ------------------

        This Proxy Statement/Prospectus is being provided in connection with the solicitation of proxies by the Boards of Directors of the Fremont Funds to solicit your vote for the Reorganization at a meeting of shareholders of the Existing Funds, which we refer to as the "Meeting." The Meeting is scheduled to begin on ________________, 2004 at 10:00 a.m. (Pacific Time).

        In addition to the solicitation of proxies by mail or expedited delivery service, the Fremont Funds' Directors, and employees and agents of FIA and Fremont Funds and their affiliates may solicit proxies by telephone. The Funds have engaged the proxy solicitation firm of [_________________], which will receive a fee for its solicitation services estimated at [__________] and reimbursement of out-of-pocket expenses estimated at [__________]. Such fees and expenses will be paid by FIA and Managers. The Existing Funds and the Acquiring Funds will not pay any of the costs associated with the preparation of this Proxy Statement/Prospectus or the solicitation of proxies.

   Revocability of Proxies
   -----------------------
        You may revoke a proxy once it is given. If you desire to revoke a proxy, you must submit a later dated proxy or a written notice of revocation to the appropriate Existing Fund. You may also give written notice of revocation in person at the Meeting (however, your presence at the Meeting alone is not sufficient to revoke your proxy). All properly executed proxies received in time for the Meeting will be voted as specified in the proxy, or, if no specification is made, FOR each proposal.

   Voting Procedures
   -----------------
        You may vote in one of three ways:

*	complete and sign the enclosed proxy card and mail it to
	us in the enclosed prepaid return envelope (if mailed in the United States)

*	vote on the Internet at [www.____________.com] (follow the
	instructions provided)

*	call the toll-free number printed on your proxy ballot

Please note, to vote via the Internet or telephone, you will need the "control number" that appears on your proxy card.

        Only shareholders of record on ______________, 2004 are entitled to receive notice of and to vote at the Meeting. Each share held as of the close of business on ______________, 2004 is entitled to one vote. For each Existing Fund, the presence in person or by proxy of shareholders entitled to cast more than 50% of the votes eligible to be cast at the Meeting will constitute a quorum for the conduct of all business. When a quorum is present, approval of each proposal will require the affirmative vote of more than 50% of the Existing Fund's outstanding shares. The Meeting may be adjourned from time to time by a majority of the votes properly voting on the question of adjourning the Meeting to another date and time, whether or not a quorum is present, and the Meeting may be held as adjourned within a reasonable time after the date set for the original meeting without further notice. The persons named as proxies will vote those shares that they are entitled to vote in favor of adjournment if adjournment is necessary to obtain a quorum or to obtain a favorable vote on any proposal. If the adjournment requires setting a new record date or the adjournment is more for more than 60 days from the date set for the original Meeting (in which case the Boards of Directors will set a new record date), the Fremont Funds will give notice of the adjourned Meeting to the shareholders. Business may be conducted once a quorum is present and may continue until adjournment of the Meeting.

        All proxies voted, including abstentions and broker non-votes (where the underlying holder has not voted and the broker does not have discretionary authority to vote the shares) will be counted towards establishing a quorum. Approval of each proposal will occur only if a sufficient number of votes at the Meeting are cast FOR that proposal. Abstentions do not constitute a vote "for" and effectively result in a vote "against" the proposal. Broker non-votes do not represent a vote "for" and effectively result in a vote "against" the proposal.

        The Boards know of no matters other than those described in this Proxy Statement/Prospectus that will be brought before the Meeting. If, however, any other matters properly come before the Meeting, it is the Boards' intention that proxies will be voted on such matters based on the judgment of the persons named in the enclosed form of proxy.

   Outstanding Shares
   ------------------
        As of June 30, 2004, each Existing Fund and its corresponding Acquiring Fund had the following numbers of shares outstanding:




			NUMBER OF SHARES 			   	NUMBER OF SHARES
EXISTING FUNDS		   OUTSTANDING		ACQUIRING FUNDS	          OUTSTANDING
--------------		----------------	---------------	 	----------------
Fremont Large Cap 				Managers Capital
Growth Fund		   2,797,000		Appreciation Fund 	   4,138,948


Fremont Large Cap 	   1,300,000		Managers Value Fund	   4,059,461
Value Fund




   Interest of Certain Persons in the Transactions
   -----------------------------------------------
        To the knowledge of the Existing Funds and the Acquiring
Funds, the following are the only persons who owned of record or beneficially, five percent or more of the outstanding shares of any class of any Existing Fund or Acquiring Fund:

        		As of June 30, 2004
			-------------------


							Type of				% of Fund
Fund		     Name and Address			Ownership	% of Fund 	on Closing
----		     ----------------		        ---------	---------       ----------

Fremont Large Cap    Charles Schwab & Co,Inc.		Broker/Dealer	69.2%
Growth Fund	     101 Montgomery Street		Omnibus
 		     San Francisco, CA 94104-4122 	Account


Fremont Large Cap    National Investor Services		Broker/Dealer	 5.3%
Growth Fund	     FBO 097-50000-19			Omnibus
		     55 Water Street, 			Account
		     32nd Floor
		     New York, NY  10041-3299




        		As of June 30, 2004
			-------------------


							Type of				% of Fund
Fund		     Name and Address			Ownership	% of Fund 	on Closing
----		     ----------------		        ---------	---------       ----------


Fremont Large Cap    Charles Schwab & Co, Inc.		Broker/Dealer 	69.2%
Growth Fund	     101 Montgomery Street		Omnibus
	 	     San Francisco, CA  94104-4122	Account






        As of June 30, 2004, the officers and Directors of FMF as a group owned less than 1% of each Existing Fund and each Acquiring Fund.
        As of June 30, 2004, the officers and Trustees of TMF as a group owned less than 1% of each Existing Fund and each Acquiring Fund.


   Annual Meetings and Shareholder Meetings
   ----------------------------------------
        The Existing Funds normally will not hold meetings of shareholders except as required under the 1940 Act. The Acquiring Funds do not presently hold annual meetings of shareholders for the election of Trustees or other business unless otherwise required by the 1940 Act. Any shareholder proposal for a shareholder meeting must be presented to the Existing Funds or the Acquiring Funds within a reasonable time before proxy materials for the next meeting are sent to shareholders. Because regular shareholder meetings are not held, no anticipated date of the next meeting can be provided.



			AVAILABLE INFORMATION
			=====================

The Existing Funds and the Acquiring Funds are each subject to the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940 and in accordance therewith file reports, proxy material and other information with the SEC.
Such reports, proxy material and other information can be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549. Copies of such material also can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

		     ===============================
			FREMONT MUTUAL FUNDS, INC.
		      333 MARKET STREET, SUITE 2600
		     SAN FRANCISCO, CALIFORNIA 94105
		     ===============================


        By my signature below, I appoint each of [______________________], officers of Fremont Mutual Funds, Inc. (the "Fremont Funds"), as my proxies and attorneys to vote acting alone or together, all shares of the Fund(s) identified below that I am entitled to vote at the Special Meeting(s) of Shareholders of Fremont Bond Fund, Fremont California Intermediate Tax-Free Fund, Fremont Global Fund, Fremont Money Market Fund, Fremont Institutional U.S. Micro-Cap Fund, Fremont International Growth Fund, Fremont Real Estate Securities Fund, Fremont Structured Core Fund, Fremont U.S. Micro-Cap Fund, Fremont U.S. Small Cap Fund, Fremont Large Cap Growth Fund and Fremont Large Cap Value Fund (the "Existing Funds") of Fremont Funds to be held at the offices of Fremont Mutual Funds, Inc., 333 Market Street, Suite 2600, San Francisco, California 94105 , on _______________, 2004, at 10:00
a.m. (Pacific time), and at any adjournments of the Meeting. The proxies shall have all the powers that I would possess if present. I hereby revoke any prior proxy, and ratify and confirm all that the proxies, or any of them, may lawfully do. I acknowledge receipt of the notice of special shareholders meeting and the combined proxy statement/prospectus, dated ________________, 2004.


        These proxies shall vote my shares according to my instructions given below with respect to the proposal. If I do not provide an instruction below, I understand that the proxies will vote my shares in favor of the proposal. The proxies will vote on any other matter that may arise in the meeting according to their best judgment.

        This Proxy is solicited by the Board of Directors of the Fremont Funds in support of the proposals.

        PLEASE VOTE BY CHECKING THE APPROPRIATE BOX:

1.	To approve the transfer all of the assets and stated
liabilities of the Existing Fund to a corresponding
Acquiring Fund advised by The Managers Funds, LLC pursuant to an Agreement and Plan of Reorganization.


	[ ] FOR		[ ] AGAINST	[ ] ABSTAIN

Name of Fund__________________________


No. of Shares_________________________


Signature of Shareholder(s):

By:__________________________________
	Name:
	Title, if applicable:


By:__________________________________
	Name:
	Title, if applicable:

Control No.  _________________________


        NOTE: Please make sure that you complete, sign and date your proxy card. Please sign exactly as your name(s) appear on your account. When signing as a fiduciary, please give your full title as such. Each joint owner should sign personally. Corporate proxies should be signed in full corporate name by an authorized officer.

        For your convenience, you may vote by returning the proxy ballot in the enclosed postage paid envelope. You also may vote by Internet by going to [www._______________.com] and following the instructions. Last, you may vote by calling toll-free [telephone]. To vote by Internet or telephone, you will need the control number printed above on this ballot card.

			==========
			APPENDIX A
			==========






						Execution Copy

		====================================
		AGREEMENT AND PLAN OF REORGANIZATION
		====================================


        THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 14th day of July, 2004, by and between FREMONT MUTUAL FUNDS, INC., a Maryland corporation (the "Predecessor Corporation"), on behalf of its series listed on Schedule A attached hereto under the column "Predecessor Fund" (collectively, the "Predecessor Funds" and each individually, a "Predecessor Fund"), and THE MANAGERS FUNDS, a Massachusetts business trust (the "Successor Trust"), on behalf of its series listed on Schedule A attached hereto under the column "Corresponding Successor Fund" (collectively, the "Successor Funds" and each individually, a "Successor Fund").

        Except as otherwise specifically noted, all references in this Agreement to action taken by the Predecessor Funds or the Successor Funds shall be deemed to refer to action taken by the Predecessor Corporation or the Successor Trust, respectively, on behalf of the respective portfolio series. Reference to a "corresponding" Fund shall mean, with respect to any Fund, the fund listed opposite of such Fund on Schedule A attached hereto under the column "Predecessor Fund" or "Corresponding Successor Fund," as applicable.

        This Agreement is intended to be and is adopted as a plan of reorganization for each Predecessor Fund within the meaning of the Treasury Regulations under Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"). Each reorganization (a "Reorganization") will consist of the transfer by a Predecessor Fund of all of its assets to the corresponding Successor Fund identified in Schedule A, in exchange solely for shares of beneficial interest in such Successor Fund ("New Shares"), the assumption by each Successor Fund of the Stated Liabilities (as defined in Section 1.3) of the corresponding Predecessor Fund, and the distribution of the New Shares to the shareholders of each Predecessor Fund in complete liquidation of such Predecessor Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement. The terms and conditions contained in this Agreement shall apply separately to each Reorganization and to each Predecessor Fund and each Successor Fund participating therein.

        WHEREAS, the Predecessor Corporation and the Successor Trust are each open-end, registered investment companies of the management type; and

        WHEREAS, the Board of Directors of the Predecessor Corporation and the Board of Trustees of the Successor Trust have determined that it is in the best interest of the Predecessor Funds and the Successor Funds, respectively, that the assets of each Predecessor Fund be acquired by the corresponding Successor Fund pursuant to this Agreement and that the interests of shareholders of the Predecessor Funds and Successor Funds will not be diluted as a result of the Reorganization;

         NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

==============================
1.	PLAN OF REORGANIZATION
==============================

        1.1.	Subject to the requisite approval of the Predecessor
Funds' shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Predecessor Corporation agrees to transfer all of the assets of each Predecessor Fund, as set forth in Section 1.2, to the corresponding Successor Fund, and the Successor Trust agrees in exchange therefor, on behalf of each Successor Fund, to deliver to the corresponding Predecessor Fund New Shares of such Successor Fund as described in Article 2, and to assume the Stated Liabilities of the corresponding Predecessor Fund as described in Section 1.3. Such transactions shall take place at the closing provided for in Section
3.1 (the "Closing").

        1.2.	The assets of each Predecessor Fund to be acquired by the
corresponding Successor Fund shall consist of all assets and property (collectively, "Assets"), including, without limitation, all cash, securities, commodities and futures interests, and dividends or interest or other receivables that are owned by the Predecessor Fund, and any deferred or prepaid expenses shown as an asset on the books of the Predecessor Fund, on the closing date provided in Section 3.1 (the "Closing Date").

        1.3.	Each Predecessor Fund will endeavor to discharge all of
its known liabilities and obligations that are due and payable prior to the Closing Date. Each Successor Fund shall assume only those accrued and unpaid liabilities of its corresponding Predecessor Fund set forth in the Predecessor Fund's statement of assets and liabilities as of the Closing Date delivered by the Predecessor Corporation on behalf of the corresponding Predecessor Fund to the Successor Trust on behalf of the Successor Fund pursuant to Section
5.6 hereof (the "Stated Liabilities"). Each Successor Fund shall assume only the Stated Liabilities and shall not assume any other debts, liabilities or obligations of its corresponding Predecessor Fund. On or as soon as practicable prior to the Closing Date, each Predecessor Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed all of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

        1.4.	Immediately following delivery to the Predecessor Funds of
the New Shares, each Predecessor Fund will distribute pro rata to its holders of record, determined as of immediately after the close of business on the Closing Date (the "Current Shareholders"), the New
Shares received pursuant to Section 1.1. Such distribution will be accomplished by the transfer of the New Shares then credited to the accounts of each Predecessor Fund on the books of the corresponding Successor Fund to open accounts on the share records of such Successor Fund in the names of such Predecessor Fund's Current Shareholders and representing the respective pro rata number of New Shares due such shareholders. All issued and outstanding shares of the Predecessor
Funds will simultaneously be canceled on the books of the Predecessor Corporation; any share certificates representing interests in the Predecessor Funds will represent a number of New Shares after the Closing Date as determined in accordance with this Section 1.4. The Successor Funds shall not issue certificates representing the New
Shares in connection with such exchange. Ownership of New Shares will be shown on the books of the Successor Funds' transfer agent. As soon as reasonably practicable after the Closing, the Predecessor Corporation shall take all steps necessary to effect a complete liquidation of the Predecessor Funds in accordance with its governing instruments and applicable law, and shall not conduct any business after the Closing Date, except as contemplated herein.

        1.5.	Any reporting responsibility of the Predecessor Funds
including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Predecessor Funds.

        1.6.	All books and records of each Predecessor Fund, including
all books and records required to be maintained under the Investment Company Act of 1940, as amended (the "1940 Act") and the rules and regulations thereunder, shall be available to the corresponding
Successor Fund from and after the Closing Date and shall be turned over to such Successor Fund as soon as practicable following the Closing Date.

        1.7.	The failure to consummate the transactions contemplated
hereby with respect to any particular Reorganization shall not affect the consummation or validity of any other Reorganization, and the provisions of this Agreement shall be construed to effect this intent, including, without limitation, as the context requires, construing the terms "Successor Fund" and "Predecessor Fund" as meaning only those series of the Successor Trust and the Predecessor Corporation, respectively, which are involved in a Reorganization as of the Closing Date.

=================
2.	VALUATION
=================

        2.1.	The value of each Predecessor Fund's Assets shall be the
value of such Assets computed as of immediately after the close of regular trading of the New York Stock Exchange and after the declaration of any dividends on the Closing Date, using the valuation procedures set forth in the Successor Trust's Declaration of Trust and the corresponding Successor Fund's then-current prospectus and statement of additional information, together with any other valuation procedures established by the Trustees of the Successor Trust.

        2.2.	The net asset value of a New Share of a Successor Fund
shall be the net asset value per share of such Successor Fund computed on the Closing Date, using the valuation procedures set forth in the Successor Trust's Declaration of Trust and the corresponding Successor Fund's then-current prospectus and statement of additional information, together with any other valuation procedures established by the Trustees of the Successor Trust.

        2.3.	The number of full and fractional (rounded to the third
decimal place) New Shares of a Successor Fund to be issued in exchange for the corresponding Predecessor Fund's Assets shall be determined by dividing the value of such Predecessor Fund's Assets, determined using the valuation procedures referred to in Section 2.1 (less the Stated Liabilities of such Predecessor Fund), by the net asset value of a New Share of the corresponding Successor Fund, determined in accordance with Section 2.2.

        2.4.	All computations of value shall be made by or under the
direction of the fund accountants of the Successor Funds.

================================
3.	CLOSING AND CLOSING DATE
================================

        3.1.	The Closing Date shall be the date that is a full business
day following satisfaction (or waiver as provided herein) of all of the conditions set forth in Articles 6, 7 and 8 of this Agreement
(other than those conditions which may by their terms be satisfied only at the Closing), or such later date as the parties may agree in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be 4:00 p.m. New York Time. The Closing shall be held at the offices of the Successor Funds, or at such other time and/or place as the parties may agree.

        3.2.	In the event that on the Closing Date (a) the New York
Stock Exchange or another primary trading market for portfolio securities of a Successor Fund or a Predecessor Fund shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of a Successor Fund or a Predecessor Fund is impracticable, the Closing Date with respect to the Reorganization involving such Successor Fund or Predecessor Fund shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

        3.3.	The Predecessor Corporation shall direct State Street Bank
& Trust Company (the "Custodian"), as custodian for the Predecessor
Funds, to deliver, at the Closing, a certificate of an authorized officer stating that (i) Assets have been delivered in proper form to the Successor Funds prior to or on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. Each Predecessor Fund's portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Custodian to the custodian for the Successor Funds no later than five business days preceding the Closing Date, and shall be transferred and delivered by each Predecessor Fund as of the Closing Date for the account of the corresponding Successor Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver, as of the Closing Date, by book entry, in accordance with the customary practices of the Custodian and the securities depositories (as defined in Rule 17f-4 under the 1940
Act) in which each Predecessor Fund's Assets are deposited, each Predecessor Fund's Assets deposited with such depositories. The cash to be transferred by the Predecessor Funds shall be delivered by wire transfer of federal funds on the Closing Date.

        3.4.	The Predecessor Corporation shall cause PFPC, Inc. (the
"Transfer Agent"), transfer agent of the Predecessor Funds, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Current Shareholders and the number and percentage ownership of outstanding shares of each Predecessor Fund owned by each such shareholder immediately prior to the Closing. Each Successor Fund shall issue and deliver a confirmation evidencing the New Shares to be credited on the Closing Date to the corresponding Predecessor Fund or provide evidence satisfactory to the Predecessor Corporation that such New Shares have been credited to the accounts of the corresponding Predecessor Fund on the books of the applicable Successor Fund.
At the Closing, each party shall deliver to the other such bills of sales, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

	 3.5.	Within thirty (30) days after the Closing Date, each
Predecessor Fund shall deliver to the corresponding Successor Fund a statement of the Predecessor Fund's Assets and Stated Liabilities, together with a list of such Predecessor Fund's Assets showing the respective adjusted bases and holding periods thereof for income tax purposes, as of the Closing Date, certified by an appropriate officer of Predecessor Corporation.

======================================
4.	REPRESENTATIONS AND WARRANTIES
======================================

        4.1.	The Predecessor Corporation, on behalf of each Predecessor
Fund, hereby represents and warrants to the Successor Trust, as follows:

                (a)	The Predecessor Corporation is duly organized,
validly existing and in good standing under the laws of the State of Maryland and has full power and authority under its Articles of Incorporation, as amended, on behalf of each Predecessor Fund, to own all of its Assets and to carry on its business as it is now being conducted.

                (b)	The Predecessor Corporation is a registered
investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of its shares under the Securities Act of 1933, as amended (the "1933 Act") are in full force and effect.

                (c)	The current prospectus and statement of additional
information of each Predecessor Fund and each prospectus and statement of additional information of that Predecessor Fund used at all times prior to the date of this Agreement (i) conforms or conformed, as applicable, at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and (ii) do or did not, as applicable, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

                (d)	The Predecessor Corporation is not, and the
execution, delivery and performance of this Agreement by the Predecessor Corporation on behalf of each Predecessor Fund will not result, in a material violation of the Predecessor Corporation's Articles of Incorporation, as amended, or By-Laws, or of any statute, regulation, order, judgment or decree or any agreement, indenture, instrument, contract, lease or other undertaking to which the Predecessor Corporation on behalf of any Predecessor Fund is a party or by which the Predecessor Corporation on behalf of any Predecessor Fund is bound.

                (e)	On the Closing Date, each Predecessor Fund will have
good and marketable title to its Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the corresponding Successor Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Successor Trust.

                (f)	The execution, delivery and performance of this
Agreement will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Predecessor Corporation on behalf of any Predecessor Fund is a party or by which it is bound.

                (g)	No Predecessor Fund has any material contract or
other commitment (other than this Agreement) which will be terminated with liability to such Predecessor Fund prior to or on the Closing
Date.

                (h)	Except as otherwise disclosed in writing to and
accepted by the Successor Trust, no material litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Predecessor Corporation with respect to any Predecessor Fund or any of the Assets of the Predecessor Funds. The Predecessor Corporation knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially adversely affects its business or its ability to consummate the transactions herein contemplated.

                (i)	The Statement of Assets and Liabilities, Statement
of Operations and Statement of Changes in Net Assets of each of the Predecessor Funds as of October 31, 2003 audited by independent accountants (copies of which have been furnished to the Successor
Trust) fairly and accurately reflect the financial condition of each Predecessor Fund as of such date in accordance with generally accepted accounting principles consistently applied, and there are no known liabilities of the Predecessor Funds (contingent or otherwise) as of such date not disclosed therein, except for liabilities incurred in the ordinary course of business since October 31, 2003.

                (j)	Since October 31, 2003, there has not been any
material adverse change in any Predecessor Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by Predecessor Fund of indebtedness maturing more than six (6) months from the date such indebtedness was incurred, except as may arise under an agreement to repay amounts reimbursed or fees waived in connection with a contractual agreement designed to limit a Predecessor Fund's expenses. For the purposes of this subparagraph (j), neither a decline in a Predecessor Fund's net asset value per share, the discharge of a Predecessor Fund's liabilities, nor the redemption of a Predecessor Fund's shares by its shareholders shall, in and of itself, constitute a material adverse change.

                (k)	All federal and other tax returns and reports of the
Predecessor Funds required by law to have been filed have been timely filed and are correct, and all federal and other taxes due have been timely paid, and no such return is currently under audit and no assessment has been asserted with respect to such returns.

                (l)	For each taxable year of its operation (including
the taxable year ending on the Closing Date), each Predecessor Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected (in the current or a prior taxable year) to be treated as such, has been eligible to and has computed (or will compute) its federal income tax under Section
852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date.

                (m)	All issued and outstanding shares of the Predecessor
Funds are duly and validly issued and outstanding, fully paid and non-assessable by the Predecessor Corporation on behalf of the Predecessor
Funds and have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of each Predecessor Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in Section 3.3. The Predecessor Funds do not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Predecessor Funds, nor is there outstanding any security convertible into any of the shares of the Predecessor Funds.

                (n)	The Predecessor Corporation has full power and
authority to execute, deliver and carry out the terms of this Agreement on behalf of each Predecessor Fund.

                (o)	The execution, delivery and performance of this
Agreement has been duly authorized by all necessary action on the part of the Board of Directors of the Predecessor Corporation, and, subject to the approval of each Predecessor Fund's shareholders, this Agreement constitutes a valid and binding obligation of the Predecessor Corporation on behalf of each Predecessor Fund enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights, and to general equity principles.

                (p)	No authorization, consent or approval of any
governmental or other public body or authority or any other party is necessary for the execution and delivery of this Agreement by the Predecessor Corporation on behalf of the Predecessor Funds or the consummation of any transactions contemplated hereby by the Predecessor Corporation on behalf of each Predecessor Fund, other than as shall be obtained at or prior to the Closing.

                (q)	The information to be furnished by the Predecessor
Funds for use in registration statements, proxy materials (including the Registration Statement referred to in Section 5.7) and such other documents as may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

        4.2.	The Successor Trust, on behalf of each Successor Fund,
hereby represents and warrants to the Predecessor Corporation, as follows:

                (a)	The Successor Trust is a voluntary association with
transferable shares of the type commonly referred to as a Massachusetts business trust, duly organized and validly existing under the laws of the Commonwealth of Massachusetts, with power under its Declaration of Trust, as in effect at the relevant time (the "Declaration of Trust"), to own, on behalf of each Successor Fund, all of its property and assets. Each Successor Fund is in good standing under the laws of the Commonwealth of Massachusetts and has full power and authority under the Declaration of Trust to carry on its business as it is now being conducted.

                (b)	The Successor Trust is a registered investment
company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of its shares under the 1933 Act are in full force and effect.

                (c)	The current prospectus and statement of additional
information of each Successor Fund and each prospectus and statement of additional information of that Successor Fund used at all times prior to the date of this Agreement (i) conforms or conformed, as applicable, at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and (ii) do or did not, as applicable, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

                (d)	On the Closing Date, each Successor Fund will have
good and marketable title to its assets, free of any liens or other encumbrances, other than as disclosed to the Predecessor Trust.

                (e)	The Successor Trust is not, and the execution,
delivery and performance of this Agreement by the Successor Trust on behalf of each Successor Fund will not, result in a material violation of the Successor Trust's Declaration of Trust or By-laws or of any statute, regulation, order, judgment or decree or any agreement, indenture, instrument, contract, lease or other undertaking to which the Successor Trust on behalf of any Successor Fund is a party or by which the Successor Trust on behalf of any Successor Fund is bound.

                (f)	Neither the Successor Trust nor any Successor Fund
has any material contract or other commitment (other than this Agreement) which will be terminated with liability to the Successor
Trust or any Successor Fund prior to or on the Closing Date.

                (g)	No material litigation, administrative proceeding or
investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Successor Trust with respect to any Successor Fund or any of the properties or assets of the Successor Funds. The Successor Trust knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially adversely affects its business or its ability to consummate the transactions herein contemplated.

                (h)	The Statement of Assets and Liabilities, Statement
of Operations and Statement of Changes in Net Assets of each of the Successor Funds as of December 31, 2003 audited by independent accountants (copies of which have been furnished to the Predecessor
Trust) fairly and accurately reflect the financial condition of each Successor Fund as of such date in accordance with generally accepted accounting principles consistently applied, and there are no known liabilities of the Successor Funds (contingent or otherwise) as of such date not disclosed therein.

                (i)	Since December 31, 2003, there has not been any
material adverse change in either Successor Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by a Successor Fund of indebtedness maturing more than six months from the date such indebtedness was incurred, except as may arise under an agreement to repay amounts reimbursed or fees waived in connection with a contractual agreement designed to limit a Successor Fund's expenses. For the purposes of this subparagraph (i), neither a decline in a Successor Fund's net asset value per share, the discharge of a Successor Fund's liabilities, nor the redemption of a Successor Fund's shares by its shareholders shall, in and of itself, constitute a material adverse change.

                (j)	All federal and other tax returns and reports of the
Successor Funds required by law to have been filed have been timely filed and are correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports have been timely paid, and, to the best of the Successor Trust's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns.

                (k)	For each taxable year of its operation (including
the taxable year that includes the Closing Date), each Successor Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected
(in the current or a prior taxable year) to be treated as such (or will so elect), has been eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date.

                (l)	All issued and outstanding shares of the Successor
Funds are duly and validly issued and outstanding, fully paid and non-assessable by the Successor Trust on behalf of the Successor Funds and have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. Neither Successor Fund has outstanding any options, warrants or other rights to subscribe for or purchase any New Shares, nor is there outstanding any security convertible into any New Shares of a Successor Fund. The New Shares to be issued and delivered to the Predecessor Funds for the account of the shareholders of the Predecessor Funds, when so issued and delivered, will be duly and validly issued, and will be fully paid and non-assessable by the Successor Trust on behalf of the Successor Funds (recognizing that, under Massachusetts law, shareholders of the Successor Trust could under certain circumstances be held personally liable for its obligations).

                (m)	The New Shares to be issued and delivered to each
Predecessor Fund at the Closing for the account of the Current
Shareholders pursuant to the terms of this Agreement, will be duly authorized.

                (n)	The Successor Trust has full power and authority to
execute, deliver and carry out the terms of this Agreement on behalf of each Successor Fund.

                (o)	The execution, delivery and performance of this
Agreement has been duly authorized by all necessary action on the part of the Board of Trustees of the Successor Trust and this Agreement constitutes a valid and binding obligation of the Successor Trust on behalf of each Successor Fund enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights, and to general equity principles.

                (p)	No authorization, consent or approval of any
governmental or other public body or authority or any other party is necessary for the execution and delivery of this Agreement by the Successor Trust on behalf of the Successor Funds or the consummation of any transactions contemplated hereby by the Successor Trust on behalf of each Successor Fund, other than as shall be obtained at or prior to the Closing.

                (q)	The execution, delivery and performance of this
Agreement will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Successor Trust on behalf of any Successor Fund is a party or by which it is bound.

                (r)	The information to be furnished by the Successor
Funds for use in registration statements, proxy materials (including the Registration Statement referred to in Section 5.7) and such other documents as may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

==================================================================
5.	COVENANTS OF THE SUCCESSOR TRUST AND THE PREDECESSOR TRUST
==================================================================

        5.1.	The Predecessor Corporation will operate the business of
the Predecessor Funds, and the Successor Trust will operate the business of the Successor Funds, in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions.

        5.2.	The Predecessor Corporation will call a meeting of each of
the Predecessor Funds' shareholders to consider and act upon this Agreement and to take all other action necessary to obtain Predecessor Fund shareholder approvals necessary to effect the transactions contemplated herein.

        5.3.	The Predecessor Corporation covenants that the New Shares
to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

        5.4.	The Predecessor Corporation will assist the Successor
Trust in obtaining such information as the Successor Trust reasonably requests concerning the record and beneficial ownership of the shares of each Predecessor Fund.

        5.5.	Subject to the provisions of this Agreement, the Successor
Trust and the Predecessor Corporation will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

        5.6.	The Predecessor Corporation, on behalf of each Predecessor
Fund, shall furnish to its corresponding Successor Fund on the first business day following the Closing Date, a final statement of the total amount of each Predecessor Fund's Assets and liabilities as of the Closing Date, which statement shall be certified by an appropriate officer of the Predecessor Corporation as being determined in accordance with generally accepted accounting principles consistently applied. As promptly as practicable, but in any case within sixty
(60) days after the Closing Date, the Predecessor Corporation, on behalf of each Predecessor Fund, shall furnish each Predecessor Fund's corresponding Successor Fund, in such form as reasonably satisfactory to the Successor Trust, on behalf of each Successor Fund, a statement certified by an officer of the Predecessor Corporation of such Predecessor Fund's federal income tax attributes that will be carried over to the corresponding Successor Fund in the Reorganization.

        5.7.	The Successor Trust shall prepare on behalf of each
Successor Fund a Registration Statement on Form N-14 under the 1933 Act relating to the New Shares to be issued in each Reorganization (the "Registration Statement"), which, without limitation, shall include a proxy statement soliciting the Predecessor Fund shareholders approval necessary to consummate each Reorganization.

        5.8.	As soon as is reasonably practicable after the Closing,
(a) the Predecessor Corporation, on behalf of each Predecessor Fund:
(i) shall prepare and file all federal and other tax returns and reports of each Predecessor Fund required by law to be filed with respect to all periods ending on or before the Closing but not theretofore filed and (ii) shall pay all federal and other taxes shown as due thereon and/or all federal and other taxes that were unpaid and due as of the Closing; (b) the Predecessor Corporation will file any final regulatory reports, including but not limited to any Form N-SAR, Form N-CSR and Rule 24f-2 filings with respect to the Predecessor
Fund; and (c) the Predecessor Corporation will take all other steps as are necessary and proper to effect the termination or declassification of the Predecessor Fund in accordance with the laws of the State of Maryland and other applicable requirements.

        5.9.	The Predecessor Corporation will provide the Successor
Trust with such information regarding the Predecessor Funds as may be necessary to ensure compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended, and the 1940 Act in the preparation of the Registration Statement, as reasonably requested by the Successor Trust.

        5.10.	The Successor Trust and the Predecessor Corporation shall
each use their reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

        5.11.	The Predecessor Corporation, on behalf of Predecessor
Funds, covenants that the Predecessor Corporation will, from time to time, as and when reasonably requested by the Successor Trust, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Successor Trust, on behalf of the Successor Funds, may reasonably deem necessary or desirable in order to vest in and confirm
(a) the Predecessor Corporation's, on behalf of the Predecessor Funds, title to and possession of the New Shares to be delivered hereunder, and (b) the Successor Trust's, on behalf of the Successor Funds, title to and possession of all the Assets of the Predecessor Funds, and otherwise to carry out the intent and purpose of this Agreement.

        5.12.	The Successor Trust agrees to use all reasonable efforts
to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state blue sky or securities laws as may be necessary in order to operate the Successor Funds after the Closing Date.

        5.13.	Effective as of the Closing Date, Fremont Investment
Advisors, Inc. shall have entered into arrangements with the present directors of the Predecessor Corporation who are not "interested persons" of the Predecessor Corporation (within the meaning of the 1940 Act), providing such directors with indemnification or similar protection with respect to acts or omissions taken prior to and including the Closing Date in their capacity as directors of the Predecessor Corporation, in form and amount reasonably satisfactory to the Successor Trust.

====================================================================
6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE PREDECESSOR TRUST
====================================================================

        Except to the extent waived in writing by the Predecessor Corporation, the obligations of the Predecessor Corporation to consummate the transactions provided for herein with respect to a Predecessor Fund shall be subject to the performance by the Successor Trust on behalf of the corresponding Successor Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, to the following further conditions:

        6.1.	All representations and warranties of the Successor Trust
with respect to the Successor Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

        6.2.	The Successor Trust, on behalf of the Successor Fund,
shall have delivered to the Predecessor Corporation on the Closing Date a certificate executed in its name by its President or Vice President and its Secretary or Assistant Secretary, in a form reasonably satisfactory to the Predecessor Corporation, and dated as of the Closing Date, certifying the satisfaction of the condition described in Section 6.1 and as to such other matters as the Predecessor Corporation shall reasonably request.

        6.3.	The Predecessor Corporation shall have received an opinion
of Goodwin Procter LLP, counsel to each Successor Fund, in a form reasonably satisfactory to the Predecessor Corporation and its counsel.

==================================================================
7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SUCCESSOR TRUST
==================================================================

        Except to the extent waived in writing by the Successor Trust, the obligations of the Successor Trust to complete the transactions provided for herein with respect to a Successor Fund shall be subject to the performance by the Predecessor Corporation on behalf of the corresponding Predecessor Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following conditions:

        7.1.	All representations and warranties of the Predecessor
Corporation with respect to each Predecessor Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

        7.2.	The Predecessor Corporation, on behalf of the Predecessor
Fund, shall have delivered to the Successor Trust on the Closing Date a certificate executed in its name by its President or Vice President and its Secretary or Assistant Secretary, in a form reasonably satisfactory to the Successor Trust, and dated as of the Closing Date, certifying the satisfaction of the condition described in Section 7.1 and as to such other matters as the Successor Trust shall reasonably request.

        7.3.	The Successor Trust shall have received an opinion of
Dechert LLP, counsel to each Predecessor Fund, in a form reasonably satisfactory to the Successor Trust and its counsel.

====================================================================
8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SUCCESSOR
TRUST AND THE PREDECESSOR TRUST
====================================================================

        The obligations of the Predecessor Corporation, on behalf of a Predecessor Fund, and the Successor Trust, on behalf of the corresponding Successor Fund, to consummate a Reorganization shall be subject, at their election, to the conditions set forth in this
Article 8; provided, that the Successor Trust shall not be required to consummate any of the Reorganizations contemplated herein if the conditions set forth below have, with respect to one or more of the Reorganizations, not been satisfied.

        8.1.	The Agreement and the transactions contemplated herein
shall have been approved by the directors and the holders of the outstanding shares of beneficial interest of the Predecessor Fund as required under the Articles of Incorporation and By-Laws of the Predecessor Corporation, as in effect at the relevant time (the "Articles of Incorporation and By-Laws") and certified copies of the resolutions evidencing such approval shall have been delivered to the Successor Trust.

        8.2.	On the Closing Date, no action, suit or other proceeding
shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or to obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

        8.3.	All consents of other parties and all other consents,
orders and permits of federal, state and local regulatory authorities reasonably deemed necessary by the Successor Trust or the Predecessor Corporation to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Successor Trust or the Predecessor Corporation.

        8.4.	The Registration Statement with respect to the Successor
Fund, as amended by such amendment or amendments thereto as are determined by the Board of Trustees of the Successor Trust to be necessary and appropriate to effect the registration of the New
Shares, shall have been filed with the Commission and the Registration Statement, as so amended, shall have become effective under the 1933 Act, and no stop order suspending the effectiveness of the Registration Statement shall have been issued, and to the best of the knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been initiated or threatened by the Commission (and not terminated or withdrawn).

        8.5.	The New Shares with respect to the Successor Fund shall
have been duly qualified for offering to the public in all states in which such qualification is required for consummation of the transactions contemplated hereunder.

        8.6.	The parties shall have received an opinion from the law
firm of Goodwin Procter LLP addressed to the Successor Trust, on behalf of the Successor Fund, and the Predecessor Corporation, on behalf of the Predecessor Fund, substantially to the effect that the transactions contemplated by this Agreement shall constitute a tax-free reorganization for federal income tax purposes under Section 368(a) of the Code.

        	With respect to such Reorganization, the tax opinion addressed to the Successor Trust and the Predecessor Corporation shall contain, at a minimum, the following conclusions:

        	(a)	The transfer by the Predecessor Fund of all of its
Assets to the corresponding Successor Fund, in exchange solely for New Shares, the assumption by such Successor Fund of the Stated
Liabilities of the Predecessor Fund, and the distribution of the New Shares to the shareholders of the Predecessor Fund in complete liquidation of the Predecessor Fund will constitute a reorganization within the meaning of Section 368(a) of the Code;

        	(b)	The Predecessor Fund and the Successor Fund each
will be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

        	(c)	The Predecessor Fund will recognize no gain or loss
on (i) the transfer of its Assets to the corresponding Successor Fund in exchange solely for New Shares and the Successor Fund's assumption of the Predecessor Fund's Stated Liabilities or (ii) the subsequent distribution of those shares to the Predecessor Fund's Current
Shareholders in exchange for their Predecessor Fund shares;

        	(d)	The Successor Fund will recognize no gain or loss on
its receipt of the corresponding Predecessor Fund's Assets in exchange solely for New Shares and the Successor Fund's assumption of the Predecessor Fund's Stated Liabilities;

        	(e)	The Successor Fund's basis in the corresponding
Predecessor Fund's Assets will, in each instance, be the same as the corresponding Predecessor Fund's basis therein immediately before the Reorganization, and the Successor Fund's holding period for the corresponding Predecessor Fund's Assets will, in each instance, include the Predecessor Fund's holding period therefor;

        	(f)	A Current Shareholder of the Predecessor Fund will
recognize no gain or loss on the exchange of all the Predecessor Fund shares held by such Current Shareholder solely for New Shares pursuant to the Reorganization;

        	(g)	A Current Shareholder's aggregate basis in the New
Shares received by such Current Shareholder in the Reorganization will be the same as the Current Shareholder's aggregate basis in the Predecessor Fund shares surrendered in exchange for those New Shares, and the Current Shareholder's holding period for those New Shares will include, in each instance, the Current Shareholder's holding period for those Predecessor Fund shares, provided the Current Shareholder holds them as capital assets on the Closing Date.

        	The delivery of such opinion is conditioned upon receipt by the law firm of Goodwin Procter LLP of representations with respect to certain factual matters it shall reasonably request of the Predecessor Corporation, on behalf of itself and the Predecessor Fund, and the Successor Trust, on behalf of itself and the corresponding Successor Fund. Notwithstanding anything herein to the contrary, neither the Successor Trust nor the Predecessor Corporation may waive the condition set forth in this Section 8.6.

        8.7.	At or immediately prior to the Closing, the Predecessor
Fund shall have declared and paid a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Predecessor Fund's shareholders all of the Predecessor Fund's investment company taxable income for taxable years ending at or prior to the Closing and all of its net capital gain, if any, realized in taxable years ending at or prior to the Closing
(after reduction for any capital loss carry-forward).

===================================
9.	BROKERAGE FEES AND EXPENSES
===================================

        9.1.	The Successor Trust and the Predecessor Corporation each
represents and warrants to the other that there are no brokers or finders entitled to receive any payments from them in connection with the transactions provided for herein.

        9.2.	All of the expenses and costs of the Reorganizations and
the transactions contemplated thereby shall be borne by Fremont Investment Advisors, Inc. and The Managers Funds LLC as agreed between them, provided that neither the Predecessor Fund nor the Successor
Fund will be reimbursed for any expenses incurred by it or on its behalf in connection with the Reorganization, unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1
C.B. 187).

========================
10.	ENTIRE AGREEMENT
========================

        The Successor Trust and the Predecessor Corporation agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties with respect to the subject matter hereof.

================================
11.	TERMINATION; NO SURVIVAL
================================

	This Agreement and the transactions contemplated hereby may be terminated and abandoned: (i) by mutual agreement of the parties, (ii) by either party if the Closing shall not have occurred on or before April 14, 2005, unless such date is extended by mutual agreement of the parties, or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, there shall be no liability for damages on the part of either the Successor Trust or the Predecessor Corporation, or their respective trustees, directors or officers, to the other party. The representations and warranties contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the Closing.

==================
12.	AMENDMENTS
==================

        This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the Predecessor Corporation and the Successor Trust; provided that, after a Predecessor Fund's shareholders approve this Agreement, no such amendment, modification or supplement shall have a material adverse effect on their interests.

===============
13.	NOTICES
===============

        Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid facsimile, overnight courier, personal delivery or certified mail addressed to the parties hereto at their principal place of business.

========================================================================
14.	HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF
LIABILITY; DISCLOSURE
========================================================================

        14.1.	The Article and Section headings contained in this
Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

        14.2.	This Agreement may be executed in any number of
counterparts each of which shall be deemed an original.

        14.3.	This Agreement shall be governed by and construed in
accordance with the laws of the Commonwealth of Massachusetts;
provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

        14.4.	This Agreement shall bind and inure to the benefit of the
parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

        14.5.	It is expressly agreed that the obligations of the
Successor Trust hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents or employees of the Successor Trust personally, but shall bind only the trust property of the Successor Trust, as provided in the Declaration of Trust. The execution and delivery of this Agreement by such officers of the Successor Trust shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Successor Trust as provided in the Declaration of Trust. The Successor Trust is a series company with multiple series and has entered into this Agreement on behalf of the Successor Funds. With respect to any obligation of the Successor Trust arising hereunder with respect to a Successor Fund, the Predecessor Corporation and the corresponding Predecessor Fund shall look for payment or satisfaction of such obligations solely to the assets and property of such Successor Fund and not to its shareholders or any other series of the Successor Trust.

        14.6.	The sole remedy of a party hereto for a breach of any
representation or warranty made in this Agreement by the other party shall be an election by the non-breaching party not to complete the transactions contemplated herein.


         [SIGNATURE PAGE FOLLOWS]

        IN WITNESS WHEREOF, each of Fremont Mutual Funds, Inc., on behalf of the Predecessor Funds, and The Managers Funds, on behalf of the Successor Funds, has caused this Agreement to be executed by an authorized officer:



ATTEST:					FREMONT MUTUAL FUNDS, INC.,
					on behalf of the Predecessor
					Funds






_________________________________	By:_____________________________
					   Name:  Deborah L. Duncan
					   Title:  Chairman, President









ATTEST:					THE MANAGERS FUNDS, on behalf
					of the Successor Funds






_________________________________	By:____________________________
					   Name: Peter Lebovitz
					   Title: President




For purposes of Sections 5.13 and 9.2 only, the undersigned executes this Agreement:



FREMONT INVESTMENT ADVISORS, INC.


By:_________________________________
   Name: E. Douglas Taylor
   Title:  President & Chief Executive Officer


For purposes of Section 9.2 only, the undersigned executes this
Agreement:


THE MANAGERS FUNDS LLC

By: TMF Corp.,
    its Manager Member

By:_________________________________
    Name:  Nathaniel Dalton
    Title:  President

			Schedule A
			----------


Predecessor Fund		Corresponding Successor Fund
----------------		----------------------------

Fremont Large Cap Value Fund    Managers Value Fund
Fremont Large Cap Growth Fund   Managers Capital Appreciation Fund

			==========
			APPENDIX B
			==========


	   COMPARISON OF INVESTMENT RESTRICTIONS
	   -------------------------------------


Comparative Information on Fundamental Investment Restrictions
--------------------------------------------------------------


Subject Matter
of Restriction 	     Existing Fund				Acquiring Fund
--------------	     -------------				--------------

Borrowing	     No Fund may borrow money, except from      The Fund may not borrow money, except (i)
		     banks for temporary or emergency 		in amounts not to exceed 33 1/3% of the
		     purposes not in excess of 30% of the 	value of the Fund's total assets (including the
		     value of the Fund's total 			amount borrowed) taken at market value
		     assets. A Fund will not purchase 		from banks or through reverse repurchase
		     securities while such borrowings are 	agreements or forward roll transactions, (ii)
		     outstanding.				up to an additional 5% of its total assets fo
								temporary purposes, (iii) in connection with
								short-term credits as may be necessary for the
								clearance of purchases and sales of portfolio
								securities and (iv) the Fund may purchase
								securities on margin to the extent permitted
								by applicable law.  For purposes of this
								investment restriction, investments in short
								sales, roll transactions, futures contracts,
								options on futures contracts, securities or
								indices and forward commitments, entered
								into in accordance with the Fund's
								investment policies, shall not constitute
								borrowing.

Lending		   No Fund may make loans, except that a 	The Fund may not make loans, except that
		   Fund may purchase debt securities, enter 	the Fund may (i) lend portfolio securities in
		   into repurchase agreements, and make		accordance with the Fund's investment
		   loans of portfolio securities amounting 	policies up to 33 1/3% of the Fund's total
		   to not more than 33 1/3% of its net 		assets taken at market value, (ii) enter into
		   assets calculated at the time 		repurchase agreements, (iii) purchase all or a
		   of the securities lending.			portion of an issue of debt securities, bank
								loan participation interests, bank certificates
								of deposit, bankers' acceptances, debentures
								or other securities, whether or not the
								purchase is made upon the original issuance
								of the securities and


Diversification   No fund may change its status as either a 	None.
		  diversified or a non-diversified
		  investment company.




Industry 	  No Fund may invest 25% or more of the 	The Fund may not invest more than 25% of
Concentration	  value of its total assets in the securities 	its total assets in the securities of one or more
		  of issuers conducting their principal 	issuers conducting their principal business
		  business activities in the same industry, 	activities in the same industry (excluding the
		  except that this limitation 			U.S. Government or its agencies or
		  shall not apply to securities issued or 	instrumentalities). Such concentration may
		  guaranteed as to principal and interest 	occur incidentally as a result of changes
		  by the U.S. Government or any of its 		in the market value of portfolio
		  agencies or instrumentalities, to tax 	securities, but such concentration
		  exempt securities issued by state 		may not result from
		  governments or political



					B-1




		  subdivisions thereof, or to investments	investment. Neither finance companies
		  by Fremont Money Market Fund in securities 	as a group nor utility companies as a
		  of domestic banks, of foreign branches of 	group are considered a single industry
		  domestic banks where the domestic bank 	for purposes of this restriction.
		  is unconditionally liable for the
	 	  security, and domestic branches of foreign
		  banks subject to the same regulation of
	          domestic banks, or to investments by
		  Fremont Real Estate Securities Fund in
	          companies engaged in the real estate
		  industry, including real estate investment
		  trusts.







Commodities &     No Fund may buy or sell real estate 		The Fund may not purchase or sell physical
Commodity 	  (including real estate limited partnerships) 	commodities, except that each Fund may
Contracts	  or commodities or commodity contracts;	purchase or sell options and futures contracts
		  however, the Funds may invest in 		thereon.
		  securities secured by real estate,
		  or issued by companies which invest in
		  real estate or interests therein, including
		  real estate investment trusts, and may
		  purchase and sell currencies (including
		  forward currency exchange contracts),
		  gold, bullion, futures contracts, and
		  related options generally as
		  described in the Prospectus and Statement
		  of Additional Information.





Senior 		  No Fund may issue senior securities, 		The Fund may not issue senior securities.
Securities	  except as permitted under the 1940 Act 	For purposes of this restriction, borrowing
		  and as described in the Prospectus and	money, making loans, the issuance of shares
		  Statement of Additional Information, 		of beneficial interest in multiple classes or
		  and except that the Investment Company 	series, the deferral of Trustees' fees, the
		  and the Funds may issue shares of 		purchase or sale of options, futures contracts,
		  common stock in multiple series or 		forward commitments and repurchase
		  classes.					agreements entered into in accordance with
								the Fund's investment policies, are not
								deemed to be senior securities.

Real Estate	  No Fund may buy or sell real estate 		The Fund may not purchase or sell real
		  (including real estate limited partnerships)	estate, except that the Fund may (i) acquire or
		  or commodities or commodity contracts; 	lease office space for its own use, (ii) invest
		  however, the Funds may invest in securities 	in securities of issuers that invest in real
		  secured by real estate, or issued by 		estate or interests therein, (iii) invest in
		  companies which invest in real estate or 	securities that are secured by real estate or
		  interests therein, including real estate 	interests therein, (iv) purchase and sell
		  investment trusts, and may purchase and 	mortgage-related securities and (v) hold and
		  sell currencies (including forward currency 	sell real estate acquired by the Fund as a
		  exchange contracts), gold, bullion, futures 	result of the ownership of securities.
		  contracts, and related options generally as
		  described in the Prospectus and Statement
		  of Additional Information.


Underwriting	  No Fund may engage in the business of 	The Fund may not underwrite the securities
		  underwriting securities of other issuers, 	of other issuers, except to the extent that, in
		  except to the extent that the disposal 	connection with the disposition of portfolio
		  of an investment position may technically 	securities, the Fund may be deemed to be an
		  cause it to be considered an underwriter 	underwriter under the 1933 Act.
		  as that term is defined under the
		  Securities Act of 1933.




				======
				PART B
				======


		  STATEMENT OF ADDITIONAL INFORMATION
		  ===================================

		  Managers Capital Appreciation Fund
		         Managers Value Fund


			  Each a series of
			The Managers Funds
		      800 Connecticut Avenue
		   Norwalk, Connecticut  06854



This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Proxy Statement/Prospectus dated __________________, 2004, relating to the proposed reorganization of certain series of Fremont Mutual Funds, Inc. into series of The Managers Funds. A copy of the Proxy Statement/Prospectus may be obtained without charge by contacting The Managers Funds LLC ("Managers") at 800 Connecticut Avenue, Norwalk, CT 06854 or by telephoning Managers toll free at 1-800-835-3879.


	The date of this Statement of Additional Information is _______________, 2004.

		===================================
		STATEMENT OF ADDITIONAL INFORMATION
		===================================



			TABLE OF CONTENTS
			=================

							Page

Exhibits						B-3

Pro Forma Financial Statements				B-3

Introduction						B-3

Incorporation by Reference				B-4

Additional Information about the Managers Funds		B-4

    About The Managers Funds				B-4
    Description of the Managers Funds and
	Their Investments and Risks			B-4
    Management of the Managers Funds			B-4
    Control Persons and Principal Holders
	of Securities					B-5
    Investment Advisory and Other Services		B-5
    Brokerage Allocation and Other Practices		B-5
    Capital Stock and Other Securities			B-5
    Purchase, Redemption and Pricing of Shares		B-5
    Taxation of the Managers Funds			B-5
    Distributor						B-5
    Calculation of Performance Data			B-5
    Financial Statements				B-5

Additional Information about the Fremont Funds		B-6

    Fund History					B-6
    Description of the Funds and Their
	Investments and Risks				B-6
    Management of the Funds				B-6
    Control Persons and Principal
	Holders of Securities				B-6
    Investment Advisory and Other Services		B-6
    Brokerage Allocation and Other Practices		B-6
    Capital Stock and Other Securities			B-6
    Purchase, Redemption and Pricing of Shares		B-6
    Taxation of the Fund				B-6
    Distributor						B-7
    Calculation of Performance Data			B-7
    Financial Statements				B-7

			EXHIBITS
			========

The following documents are exhibits to this Statement of Additional Information:


Exhibit A:	Statement of Additional Information,
		dated May 1, 2004, of The Managers Funds with respect to Managers Capital
		Appreciation Fund and Managers Value Fund
		(the "Managers SAI").

Exhibit B:	Statement of Additional Information,
		dated March 1, 2004,as amended July 26,2004 of Fremont Mutual Funds, Inc. (the "Fremont
		SAI").

Exhibit C:	Annual Report, dated October 31, 2003,
		of Fremont Mutual Funds, Inc., which
		includes unaudited financial statements as of October 31, 2003.

Exhibit D:	Semi-Annual Report, dated April 30, 2004,
		of Fremont Mutual Funds, Inc., which
		includes audited financial statements for the six months ended April 30, 2004.

Exhibit E:	Annual Report, dated December 31, 2003,
		of The Managers Funds, which includes
		audited financial statements as of
		December 31, 2003.

		=============================
		PROFORMA FINANCIAL STATEMENTS
		=============================


PRO FORMA COMBINING SCHEDULE OF INVESTMENTS
-------------------------------------------

FREMONT LARGE CAP GROWTH/MANAGERS CAPITAL APPRECIATION FUND
-----------------------------------------------------------
April 30, 2004
UNAUDITED






Fremont Large Cap Growth Fund			Managers Capital Appreciation Fund		Pro Forma Combined
=============================			==================================		==================


Security Description(a)	   Shares(a) Value (a)	Security Description	Shares	   Value	Shares	   Value
=======================    ========= =========	====================	======	   =====	======	   =====

COMMON STOCK:
-------------
						3M Co.	 		33,400 	 $2,888,432 	33,400	$2,888,432
						Abbott Laboratories Co.	10,000 	    440,200 	10,000	   440,200
AMBAC Financial Group,
  Inc. 			    12,000   $828,000 						        12,000	   828,000
American Express Co.	    17,800    871,000 	American Express Co.	20,000 	    979,000 	37,800	 1,850,000
American International
  Group, Inc.	 	    37,100  2,658,215 		                  			37,100	 2,658,215
Amgen, Inc.*	 	    13,300    749,000 	Amgen, Inc.*	 	19,000 	  1,069,130 	32,300	 1,818,130
Anadarko Petroleum Corp.    10,200    546,516 							10,200	   546,516
						Analog Devices, Inc.*	20,000 	    852,000 	20,000	   852,000
						Anthem, Inc.*	 	10,000 	    885,800 	10,000	   885,800
						Apache Corp.	 	20,190 	    845,355 	20,190	   845,355
Apollo Group, Inc.
   (Class A)* 		    12,100  1,100,000 							12,100	 1,100,000
						Applebee's
 						  International, Inc.	20,000 	    775,600 	20,000	   775,600
						Applied Materials, Inc.*30,000 	    546,900 	30,000	   546,900
Bed Bath & Beyond, Inc.*    20,800    772,000 	Bed Bath & Beyond, Inc.*38,500 	  1,429,120 	59,300	 2,201,120
						Best Buy Co., Inc.*	49,900 	  2,707,075 	49,900	 2,707,075
						BJ Services Co.*	28,400 	  1,263,800 	28,400	 1,263,800
						Broadcom Corp., Class A*10,000 	    377,600 	10,000	   377,600
Capital One Financial Corp. 14,500    950,000 						    	14,500	   950,000
						Carmax, Inc.*	 	36,400 	    943,488 	36,400	   943,488
						Caterpillar, Inc.	 7,000 	    544,110 	 7,000	   544,110
						Cheesecake Factory,
 						  The, Inc.*	 	12,000 	    508,200 	12,000	   508,200
						China Telecom Corp.,
						  Ltd.*	 		24,000 	    692,400 	24,000	   692,400
Cisco Systems, Inc.*	    38,300    799,000 	Cisco Systems, Inc.*	72,000 	  1,502,640    110,300	 2,301,640
						Citigroup, Inc.	 	56,300 	  2,707,467  	56,300	 2,707,467
						Clear Channel
						  Communications, Inc.	16,000 	    663,840 	16,000	   663,840
Coach, Inc.*	 	    11,000    469,000 							11,000	   469,000
						Colgate-Palmolive Co.   32,700 	  1,892,676 	32,700	 1,892,676
						Cummins, Inc.	 	21,600 	  1,291,896 	21,600	 1,291,896
						Deere & Co.	 	10,000 	    680,400 	10,000	   680,400

Dell, Inc.*	 	    25,300    878,000 	Dell, Inc.*	        90,600 	  3,144,726    115,900	 4,022,726
						Devon Energy Corp.	10,000 	    612,000     10,000	   612,000
				                Dollar Tree Stores,
						   Inc.*	        43,200 	  1,164,240 	43,200	 1,164,240
						Dow Jones & Co., Inc.	15,000 	    691,350     15,000	   691,350
						E.I. du Pont de Nemours
                                                   & Co., Inc.	         7,000 	    300,650 	 7,000	   300,650
eBay, Inc.*	 	    10,900    870,000 	eBay Inc.*	        11,400 	    909,948 	22,300	 1,779,948
				   		EMC Corp.*	 	45,000 	    502,200     45,000	   502,200
						Emerson Electric Corp.	13,000 	    782,860     13,000	   782,860
				   		EOG Resources, Inc.      9,700 	    477,725 	 9,700	   477,725
						FedEx Corp.	 	31,500 	  2,265,165 	31,500	 2,265,165
						Flextronics
						  International Ltd.	30,000 	    483,000 	30,000	   483,000
						Forest Laboratories,
						  Inc.*	 		31,700 	  2,044,016 	31,700	 2,044,016
						Freeport McMoran Copper,
						  Class B	 	13,000 	    396,500     13,000	   396,500
Genentech, Inc.	 	     7,400    909,000 	Genentech, Inc.*	13,800 	  1,694,640 	21,200	 2,603,640
General Electric Co.	    21,500    644,000 	General Electric Co.	25,000 	    748,750 	46,500	 1,392,750
						Gilead Sciences, Inc.*	19,100 	  1,161,853 	19,100	 1,161,853
						Goldman Sachs Group,
						  Inc.	 		18,700 	  1,809,225 	18,700	 1,809,225
						Guidant Corp.*	 	18,600 	  1,171,986 	18,600	 1,171,986
Harley-Davidson, Inc.	     8,900    501,000 							 8,900	   501,000
Harman International
  Industries, Inc.	     5,500    417,000 							 5,500	   417,000
						Illinois Tool Works	 9,000 	    775,890 	 9,000	   775,890
						Inco, Ltd.*	 	18,000 	    517,500 	18,000	   517,500
						Intel Corp.	 	96,900 	  2,493,237 	96,900	 2,493,237
						International Business
 						  Machines Corp.	15,000 	  1,322,550 	15,000	 1,322,550
International Game
  Technology	 	    26,400   996,000 							26,400	   996,000
						JB Hunt Transport
						  Services, Inc.*       36,000 	  1,139,760 	36,000	 1,139,760
						JC Penney Co.	 	23,000 	    778,780 	23,000	   778,780
						JP Morgan Chase & Co.	25,000 	    940,000 	25,000	   940,000
						Kla-Tencor Corp.*       14,000 	    583,380 	14,000	   583,380
						Linear Technology Corp.	15,000 	    534,450 	15,000	   534,450
Lowe's Cos., Inc.	    14,800   771,000 	Lowe's Co., Inc.	 9,000 	    468,540 	23,800	 1,239,540
						Martek Biosciences Corp.*8,500 	    539,665 	 8,500	   539,665
Marvell Technology
  Group Ltd.*	 	    14,700   569,000 						        14,700	   569,000
						Maxim Integrated
						  Products, Inc.	22,000 	  1,011,780 	22,000	 1,011,780
						McDonald's Corp.	45,000 	  1,225,350 	45,000	 1,225,350
Medtronic, Inc.	  	    15,900   802,000 	Medtronic, Inc.	 	47,500 	  2,396,850 	63,400	 3,198,850
						Merrill Lynch &
						  Co., Inc.	 	19,400 	  1,052,062 	19,400	 1,052,062
Microsoft Corp.	 	    30,700   797,000 	Microsoft Corp.	        62,900 	  1,633,513 	93,600	 2,430,513
						Molex, Inc.             23,000 	    592,480 	23,000	   592,480
Moody's Corp.	 	    15,000   968,000 							15,000	   968,000
						Nabors Industries, Ltd.*18,400 	    816,224 	18,400	   816,224


PRO FORMA COMBINING SCHEDULE OF INVESTMENTS
-------------------------------------------
FREMONT LARGE CAP GROWTH/MANAGERS CAPITAL APPRECIATION FUND
-----------------------------------------------------------
April 30, 2004
UNAUDITED









Fremont Large Cap Growth Fund			Managers Capital Appreciation Fund		Pro Forma Combined
=============================			==================================		==================


Security Description(a)	   Shares(a) Value (a)	Security Description	Shares	   Value	Shares	   Value
=======================    ========= =========	====================	======	   =====	======	   =====
Network Appliance, Inc.*    28,100   523,000 							28,100	   523,000
Nextel Communications, Inc.*26,000   620,000 							26,000	   620,000
						Novartis AG	 	40,000 	  1,792,000 	40,000	 1,792,000
						Patterson-UTI Energy,
						  Inc.*	  		14,500 	    524,755 	14,500	   524,755
Pfizer, Inc.	 	    21,250   760,000 	Pfizer, Inc.	 	15,300 	    547,128 	36,550	 1,307,128
						Phelps Dodge Corp.	 6,000 	    394,980 	 6,000	   394,980
						Praxair, Inc.	 	18,000 	    657,900 	18,000	   657,900
Procter & Gamble Co.	     8,700   920,000 	Procter & Gamble Co.	10,000 	  1,057,500 	18,700	 1,977,500
						Resmed, Inc.*	 	29,400 	  1,448,832 	29,400	 1,448,832
						Schlumberger, Ltd.	32,500 	  1,902,225 	32,500	 1,902,225
						SLM Corp.	 	12,000 	    459,720 	12,000	   459,720
						Staples, Inc.*	 	50,000 	  1,288,000 	50,000	 1,288,000
Starbucks Corp.*	   27,300  1,061,000 				 		        27,300	 1,061,000
Stryker Corp.	 	   10,200  1,009,000 	Stryker Corp.	         6,000 	    593,580 	16,200	 1,602,580
Symantec Corp.	 	   25,400  1,144,000 						 	25,400	 1,144,000
						Sysco Corp.             21,000 	    803,250 	21,000	   803,250
						Taiwan Semiconductor
						  Manufacturing Co.,
						  Ltd.*	 		55,000 	    524,150 	55,000	   524,150
Teva Pharmaceutical 				Teva Pharmaceutical
  Industries, Ltd., 				  Industries, Ltd.,
  Sponsored ADR	 	   13,900    856,000 	  Sponsored ADR	        28,000 	  1,723,680 	41,900	 2,579,680
						Texas Instruments, Inc.	28,000 	    702,800 	28,000	   702,800
						The Walt Disney Company	41,300 	    951,139 	41,300	   951,139
						Tiffany & Co.           13,000 	    507,000 	13,000	   507,000
						TJX Cos., Inc.	 	29,500 	    724,815 	29,500	   724,815
						U.S. Bancorp	  	20,000 	    512,800 	20,000	   512,800
						United Parcel Service,
						  Inc., Class B	 	26,600 	  1,865,990 	26,600	 1,865,990
						UnitedHealth Group, Inc.19,000 	  1,168,120 	19,000	 1,168,120
Varian Medical Systems,
  Inc.*	 		    8,500    730,000 						 	 8,500	   730,000
Wachovia Corp.	 	   18,900    865,000 							18,900	   865,000
						Walgreen Co.	 	15,000 	    517,200 	15,000	   517,200
Wal-Mart Stores, Inc.	   10,500    599,000 	Wal-Mart Stores, Inc.	61,300 	  3,494,100 	71,800	 4,093,100
						WellPoint Health
						  Networks, Inc.*	 7,000 	    781,830 	7,000	   781,830
						Wells Fargo & Co.       19,400 	  1,095,324 	19,400	 1,095,324
						Wm Wrigley Jr., Co.	19,300 	  1,190,810 	19,300	 1,190,810
						Yahoo! Inc.	 	16,400 	    827,544 	16,400	   827,544
						Zebra Technologies,
						  Corp.*	        15,000 	  1,099,350 	15,000	 1,099,350
						Zimmer Holdings, Inc.*	17,000 	  1,357,450 	17,000	 1,357,450


SHORT-TERM:
-----------
Repurchase Agreement,
State Street Bank,
0.400%, 05/03/04
(Maturity Value $392)
(Cost $392) Collateral:
FHLB 3.020%, 09/12/07
(Collateral Value $404)	 392,373    392,000						       392,373	   392,000
						JPMorgan Prime Money
						Market Fund,
						Institutional Class
						Shares		1,930,346.00	 1,930,346   1,930,346	 1,930,346


Total Investments		 $25,139,000 				      $101,319,023 	      $126,458,023
				 ===========				      ============	      ============


*Non-income-producing security
(a) Certain securities that do not conform to the investment strategies to be in effect after the reorganization will be disposed of prior to the reorganization.

See accompanying notes to the pro forma financial statements.

PRO FORMA COMBINING STATEMENTS OF ASSETS & LIABILITIES
------------------------------------------------------

FREMONT LARGE CAP GROWTH/MANAGERS CAPITAL APPRECIATION FUND
-----------------------------------------------------------
April 30, 2004
UNAUDITED





							 Managers
					 Fremont	  Capital	  Pro		  Pro
				  	Large Cap	Appreciation	 Forma		 Forma
					Growth Fund	    Fund	Adjustments	Combined
					----------	------------	-----------	--------
ASSETS
======

  Investments at cost			$ 20,816,000 	 $ 91,256,201 	$    - 		$112,072,201
  Net unrealized appreciation	  	   4,323,000 	   10,062,822 	     - 		  14,385,822
					------------	-------------	------------	------------

    Investments at value	  	  25,139,000 	  101,319,023 	     - 		 126,458,023


  Receivable for Fund shares sold 	      35,000 	      406,704 	     - 		     441,704
  Receivables for securities sold	     278,000 	    2,168,683 	     - 		   2,446,683
  Dividends and interest receivable	       6,000 	      122,985 	     - 		     128,985
  Receivables from advisor          	       6,000 		 - 	     - 		       6,000
  Prepaid expenses/Other assets	       	       9,000 	       13,608 	     - 		      22,608

    ============			============	=============	===========	============
    TOTAL ASSETS	 		$ 25,473,000 	 $104,031,003 	$    - 		$129,504,003
    ============			============	=============	===========	============

LIABILITIES
============

  Payable for securities purchased	         - 	     483,271 	     - 		     483,271
  Payable for Fund shares redeemed		 - 	      55,420	     - 		      55,420
  Investment advisory and management
    fee payable		 	              25,000 	      70,042	     - 		      95,042
  Other accrued expenses		      21,000 	     288,411 	     - 		     309,411

    =================			============	 ===========	===========	============
    TOTAL LIABILITIES	                      46,000 	    897,144 	     - 		     943,144
    =================			============	 ===========	===========	============


NET ASSETS			 	$ 25,427,000 	$103,133,859   $     - 	        $128,560,859
==========				============	============   ============	============

NET ASSETS CONSIST OF:
======================
  Paid-in capital		 	$ 22,029,000	$269,672,611   $     - 		$291,701,611
  Undistributed net investment
    income		 		     (92,000)	     488,862	     - 		     396,862
  Accumulated realized loss
    on investments		            (833,000)	(177,090,436)	     - 		(177,923,436)
  Net unrealized appreciation
    of investments		  	   4,323,000 	  10,062,822	     - 		  14,385,822

NET ASSETS			 	$ 25,427,000 	$103,133,859   $     - 		$128,560,859
==========				============	============   ============	============

COMPUTATION OF NET ASSET VALUE:
===============================
  Net assets	 			$ 25,427,000 	$103,133,859   $     - 		$128,560,859
					============	============   ============	============

  Shares of beneficial interest	           2,797,000 	   4,138,948	(1,776,5690)	   5,159,379
					============	============   ============	============
  Net asset value, offering and
    redemption price per share	 	       $9.09	      $24.92   $     - 		      $24.92
					============	============   ============	============




See accompanying notes to the pro forma financial statements.

PRO FORMA COMBINING STATEMENTS OF OPERATIONS
--------------------------------------------
FREMONT LARGE CAP GROWTH/MANAGERS CAPITAL APPRECIATION FUND
-----------------------------------------------------------
For the twelve months ended April 30, 2004
UNAUDITED







							  Managers
					 Fremont	  Capital	   Pro		  Pro
					Large Cap	Appreciation	  Forma		 Forma
					Growth Fund	   Fund	 	Adjustments	Combined
					===========	============	===========	========


INVESTMENT INCOME
----------------
  Dividends		 	       $ 153,000 	$ 887,926 	 $  - 		$ 1,040,926
  Interest income			   1,000 	   37,422 	    - 		     38,422
  Foreign witholding tax		     - 		  (24,998)	    - 		    (24,998)
  Security lending income		     - 		   17,440 	    - 		     17,440


	 		  		 154,000 	  917,790 	    - 		  1,071,790
					--------	 --------	-------		 ----------

EXPENSES
--------
  Investment advisory and
    management fees		 	 211,000 	  865,140 	 (33,022)(c)	  1,043,118
  Administration fees		          33,000 	  270,356 	  22,014 (a)	    325,370
  Transfer agent		 	  71,000 	  323,184 	    - 		    394,184
  Custodian		   		   9,000 	   49,877 	    - 		     58,877
  Professional fees		 	  43,000 	   50,256 	    - 		     93,256
  Registration fees		 	  17,000 	   20,414 	    - 		     37,414
  Printing fees		 		  10,000 	   (2,547)	    - 		      7,453
  Trustees fees and expenses		  10,000 	    5,078 	    - 		     15,078
  Insurance		 		     - 		    4,895 	    - 		      4,895
  Miscellaneous		 		   5,000 	   40,035 	    - 		     45,035

Total expenses before reductions	 409,000 	1,626,688        (11,008)	  2,024,680
					--------	---------	 --------	  ---------
  Less reimbursement/waiver	 	 (99,000)	      - 	 (46,275)(b)	   (145,275)
  Less reductions			     - 		 (202,919)			   (202,919)
					---------	----------	 ----------	  ----------

Net expenses				 310,000        1,423,769 	 (57,283)	  1,676,486
					 -------	---------	 --------	  ---------

Net investment loss			(156,000)        (505,979)	  57,283 	   (604,696)
					--------	----------	 --------	  ---------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
----------------------------
  Net realized loss on investments	(154,000)      (5,346,272)	    - 		 (5,500,272)

  Change in unrealized appreciation
    of investments		       3,889,000       24,626,506 	    - 		 28,515,506

Net realized and unrealized
 gain on investments		       3,735,000       19,280,234 	    - 		 23,015,234
				       ---------       ----------	-------		-----------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS	      $3,579,000      $18,774,255 	$57,283         $22,410,538
==========================	      ==========      ===========	=======		===========



(a)	to adjust administration fee to 0.25%
(b)	to adjust cap to 1.29%
(c)	to adjust management fee to 0.80%



See accompanying notes to the pro forma financial statements.

PRO FORMA COMBINING SCHEDULE OF INVESTMENTS
-------------------------------------------

FREMONT LARGE CAP VALUE/MANAGERS VALUE FUND
-------------------------------------------
April 30, 2004
UNAUDITED










Fremont Large Cap Value Fund			     Managers Value Fund			Pro Forma Combined
=============================			     ===================		        ==================


Security Description(a)	   Shares(a) Value (a)	Security Description	Shares	   Value	Shares	   Value
=======================    ========= =========	====================	======	   =====	======	   =====

COMMON STOCK:
-------------
						Abbott Laboratories Co.	36,500 	 $1,606,730 	36,500	   $1,606,730
ACE Ltd.	 	   5,150    $226,000 	ACE, Ltd.	 	33,300 	  1,459,872 	38,450	    1,685,872
Affiliated Computer
  Services, Inc., Class A    950      46,000 							   950	       46,000
Aflac, Inc.	 	   1,450      61,000 							 1,450	       61,000
Air Products & Chemicals,
  Inc.	 		     855      43,000 							   855	       43,000
Alcoa, Inc.	 	   1,450      45,000 						         1,450	       45,000
Alcon, Inc.	           1,575     117,000 						         1,575	      117,000
Allstate Corp.	           1,000      46,000 						         1,000	       46,000
						Allstate Corp., The     45,300 	  2,079,270 	45,300	    2,079,270
Altria Group, Inc.	   4,600     255,000 						         4,600	      255,000
						American Express Co.	30,700 	  1,502,765 	30,700	    1,502,765
American International 				American International
  Group, Inc.	           6,200     444,000 	  Group, Inc.	        18,600 	  1,332,690 	24,800	    1,776,690
American Standard Cos.,
  Inc.*	 		   1,000     105,000 						         1,000	      105,000
						AmerisourceBergen Corp.	24,700 	  1,429,883 	24,700	    1,429,883
Anheuser-Busch Cos., Inc.  2,110     108,000 						         2,110	      108,000
Anthem, Inc.*	 	   1,900     168,000 	Anthem, Inc.*	        18,200 	  1,612,156 	20,100	    1,780,156
Applied Materials, Inc.*   2,470      45,000 						         2,470	       45,000
Avon Products, Inc.	   3,000     252,000 						         3,000	      252,000
Axis Capital Holdings Ltd. 2,460      67,000 						         2,460	       67,000
Baker Hughes, Inc.	   1,700      62,000 						         1,700	       62,000
Bank of America Corp.	   4,125     332,000 	Bank of America Corp.	38,254 	  3,079,064 	42,379	    3,411,064
Bank One Corp.	           7,900     390,000 						         7,900	      390,000
Boston Scientific Corp.*   1,675      69,000 						         1,675	       69,000
BP PLC ADR	           5,900     312,000 	BP PLC ADR	        28,900 	  1,528,810 	34,800	    1,840,810
						Brinker International,
						  Inc.*	 		22,000 	    846,120 	22,000	      846,120
Burlington Northern
  Santa Fe Corp.	   4,300     141,000 						         4,300	      141,000
Caremark Rx, Inc.*	   2,000      68,000 							 2,000	       68,000
Carnival Corp.	           2,000      85,000 						         2,000	       85,000
						Cendant Corp.*	        73,430 	  1,738,822 	73,430	    1,738,822
						CenturyTel, Inc.	10,500 	    303,240 	10,500	      303,240
						ChevronTexaco Corp.	36,800 	  3,535,513 	36,800	    3,535,513
						Chubb Corp.	        20,900 	  1,442,100 	20,900	    1,442,100
Citigroup, Inc.	 	   9,200     442,000 	Citigroup, Inc.	        82,068 	  3,946,650 	91,268	    4,388,650
Clear Channel 					Clear Channel
  Communications, Inc.*	   2,300      95,000 	  Communications, Inc.*	30,100 	  1,248,849 	32,400	    1,343,849
Coca-Cola Co.	 	     800      41,000 							   800	       41,000
Colgate Palmolive Co.	   1,850     107,000 						         1,850	      107,000
Comcast Corp., Class A*	   4,300     129,000 	Comcast Corp., Class A*	64,800 	  1,878,552 	69,100	    2,007,552
ConocoPhillips Co.	   5,500     392,000 	ConocoPhillips Co.	29,374 	  1,926,053 	34,874	    2,318,053
						Constellation Brands,
						  Inc.*	 		25,400 	    841,502 	25,400	      841,502
Constellation Energy
  Group, Inc.	 	   2,000      77,000 						         2,000	       77,000
						CVS Corp.	 	60,300 	  2,329,389 	60,300	    2,329,389
						Darden Restaurants, Inc.56,300 	  1,275,758 	56,300	    1,275,758
Dean Foods Co.*	 	     950      32,000 							   950	       32,000
						Devon Energy Corp.	20,000 	  1,224,000 	20,000	    1,224,000
E.I. du Pont de Nemours 			E.I. du Pont de Nemours
 & Co., Inc.	 	   1,150     49,000 	  & Co., Inc.	 	35,150 	  1,509,693 	36,300	    1,558,693
						Emerson Electric Co.	25,700 	  1,547,654 	25,700	    1,547,654
Entergy Corp.	 	   1,300     71,000 							 1,300	       71,000
Exelon Corp.	 	   1,300     87,000 	Exelon Corp.	 	24,200 	  1,619,948 	25,500	    1,706,948
Exxon Mobil Corp.	   3,760    160,000 							 3,760	      160,000
Fannie Mae	 	   4,250    292,000 	Fannie Mae	 	47,800 	  3,284,816 	52,050	    3,576,816
First Data Corp.	     700     32,000 							   700	       32,000
						FirstEnergy Corp.       33,600 	  1,313,760 	33,600	    1,313,760
Fiserv, Inc.*	 	   2,890    106,000 							 2,890	      106,000
						Gannett Co., Inc.	13,550 	  1,174,514 	13,550	    1,174,514
						General Dynamics Corp.	11,200 	  1,048,544 	11,200	    1,048,544
General Electric Co.	   6,125    183,000 	General Electric Co.	47,700 	  1,428,615 	53,825	    1,611,615
						GlaxoSmithKline PLC ADR	34,400 	  1,444,800 	34,400	    1,444,800
						Goldman Sachs Group,
						  Inc.			11,900 	  1,151,325 	11,900	    1,151,325
Halliburton Co.	 	   2,630     78,000 							 2,630	       78,000
Harley-Davidson, Inc.	   3,250    183,000 							 3,250	      183,000
						Hartford Financial
  						  Services Group, Inc.	29,800 	  1,820,184 	29,800	    1,820,184
HCA, Inc.		   3,650    148,000 	HCA, Inc.	 	33,000 	  1,340,790 	36,650	    1,488,790
Health Management
  Associates, Inc.,
  Class A	 	   2,200     51,000 							 2,200	       51,000
Hewlett-Packard Co.	   9,905    195,000 	Hewlett-Packard Co.	99,526 	  1,960,662    109,431	    2,155,662
Home Depot, Inc.	   5,875    207,000 							 5,875	      207,000
						Honeywell International,
						  Inc.	 		30,900 	  1,068,522 	30,900	    1,068,522
Ingersoll-Rand Co.	     800     52,000 							   800	       52,000
Johnson & Johnson	     850     46,000 							   850	       46,000
Johnson Controls, Inc.	   1,600     88,000 							 1,600	       88,000








Fremont Large Cap Value Fund			     Managers Value Fund			Pro Forma Combined
=============================			     ===================		        ==================


Security Description(a)	   Shares(a) Value (a)	Security Description	Shares	   Value	Shares	   Value
=======================    ========= =========	====================	======	   =====	======	   =====

						Jones Apparel Group,
						  Inc.*	 		32,500 	  1,189,500 	32,500	    1,189,500
Kerr-McGee Corp.	   1,070     52,000 	Kerr-McGee Corp.	21,400 	  1,047,102 	22,470	    1,099,102
						Kimberly-Clark Corp.	 8,555 	    559,925 	 8,555	      559,925
						Laboratory Corp. of
						  America Holdings*	23,200 	    921,968 	23,200	      921,968
						Liberty Media Corp.*   145,400 	  1,590,676    145,400	    1,590,676
						Mattel, Inc.	 	80,400 	  1,363,584 	80,400	    1,363,584
						MBIA, Inc.		23,500 	  1,383,915 	23,500	    1,383,915
MBNA Corp.	 	  7,100     173,000 	MBNA Corp.	        56,807 	  1,384,955 	63,907	    1,557,955
						McKesson Corp.	 	62,900 	  2,066,894 	62,900	    2,066,894
						Merck & Co., Inc.	63,000 	  2,961,000 	63,000	    2,961,000
Merrill Lynch & Co., 				Merrill Lynch & Co.,
  Inc.			  1,000      54,000 	 Inc.			39,300 	  2,131,239 	40,300	    2,185,239
Metlife, Inc.	 	  1,920      66,000 							 1,920	       66,000
						MGIC Investment Corp.	15,400 	  1,133,748 	15,400	    1,133,748
Microsoft Corp.	 	  9,560     248,000 							 9,560	      248,000
Morgan Stanley, Inc.	  2,700     139,000 	Morgan Stanley, Inc.	24,700 	  1,269,333 	27,400	    1,408,333
Nabors Industries Ltd.*	  2,625     117,000 						         2,625	      117,000
Noble Corp.*	 	  1,000      37,000 							 1,000	       37,000
Noble Energy, Inc.	  1,200      55,000 							 1,200	       55,000
Northrop Grumman Corp.	    650      65,000 							   650	       65,000
Occidental Petroleum Corp.2,200     104,000 						 	 2,200	      104,000
						Office Depot, Inc.*	92,800 	  1,624,928 	92,800	    1,624,928
Peoplesoft, Inc.*	  2,250      38,000 							 2,250	       38,000
						Pepsi Bottling Group, Inc.	 		18,700 	      547,349 		18,700	547,349
PepsiCo, Inc.		  1,000      55,000 							 1,000	       55,000
Pfizer, Inc.		 10,150     363,000 	Pfizer, Inc.		46,900 	  1,677,144 	57,050	    2,040,144
						Pitney Bowes, Inc.	37,200 	  1,627,500 	37,200	    1,627,500
PMI Group, Inc., The	  1,150      50,000 							 1,150	       50,000
Procter & Gamble Co.	  1,950     206,000 						         1,950	      206,000
						Quest Diagnostics, Inc.*13,600 	  1,147,160 	13,600	    1,147,160
						Regions Financial Corp.	44,300 	  1,537,653 	44,300	    1,537,653
						Rent-A-Center, Inc.*	18,500 	    541,495 	18,500	      541,495
Royal Caribbean Cruises
  Ltd.			  2,750     112,000 						 	 2,750	      112,000
SBC Communications, Inc.  3,250      81,000 						 	 3,250	       81,000
Sprint Corp.	 	  5,000      90,000 							 5,000	       90,000
						St. Paul Travelers
						  Companies, Inc.	30,378 	  1,235,473 	30,378	    1,235,473
						Supervalu, Inc.	 	19,100 	    588,089 	19,100	      588,089
Time Warner, Inc.*	  4,700      79,000 	Time Warner, Inc.*	85,400 	  1,436,428 	90,100	    1,515,428
TJX Cos., Inc.	 	  2,250      55,000 							 2,250	       55,000
						Transocean, Inc.	36,600 	  1,016,382 	36,600	    1,016,382
						Unilever NV	 	15,900 	  1,048,287 	15,900	    1,048,287
Union Pacific Corp.	  4,350     256,000 							 4,350	      256,000
United Technologies 				United Technologies
  Corp.   		    700      60,000 	  Corp.			15,100 	  1,302,526 	15,800	    1,362,526
Verizon Communications, 			Verizon Communications,
  Inc.	 		  2,400      91,000 	 Inc.			37,685    1,422,232 	40,085	    1,513,232
Viacom, Inc., Class B	  6,550     253,000 							 6,550	      253,000
						Washington Mutual, Inc.	29,400 	  1,158,066 	29,400	    1,158,066
Wellpoint Health Networks, 			Wellpoint Health Networks,
  Inc.*	 		  2,200     246,000 	 Inc.*	 		19,900 	  2,222,631 	22,100	    2,468,631
						Wells Fargo & Co.	28,949 	  1,634,461 	28,949	    1,634,461
Westwood One, Inc.*	  1,400      41,000 							 1,400	       41,000
						Whirlpool Corp.	 	 7,440 	    487,394 	 7,440	      487,394
Wyeth	 		  3,950     150,000 						  	 3,950	      150,000
						Xerox Corp.*	 	83,100 	  1,116,033 	83,100	    1,116,033
						XL Capital, Ltd.	15,300 	  1,168,155 	15,300	    1,168,155
						Yum! Brands, Inc.*	42,000 	  1,629,180 	42,000	    1,629,180





SHORT-TERM:
-----------
Repurchase Agreement,
State Street Bank,
0.400%, 05/03/04
(Maturity Value $484)
(Cost $484) Collateral:
FHLB 5.125%, 03/06/06
(Collateral Value
$496)			484,422	 484,000						       484,422	      484,000
						JPMorgan Prime Money
 						Market Fund, Institutional
						Class Shares	    4,620,653	4,620,653    4,620,653	    4,620,653

Total Investments	     $10,650,000 				     $109,674,673 		 $120,324,673
			     ===========				     ============		 ============


*Non-income-producing security
(a) Certain securities that do not conform to the investment strategies to be in effect after the reorganization will be disposed of prior to the reorganization.

See accompanying notes to the pro forma financial statements

PRO FORMA COMBINING STATEMENT OF ASSETS & LIABILITIES
-----------------------------------------------------
FREMONT LARGE CAP VALUE/MANAGERS VALUE FUND
-------------------------------------------
April 30, 2004
UNAUDITED







					 Fremont	Managers	   Pro		  Pro
				  	Large Cap	  Value		  Forma		 Forma
					Value Fund	  Fund		Adjustments	Combined
					----------	--------	-----------	--------
ASSETS
======

  Investments at cost			$  8,972,000 	$  93,080,546 	$    - 		$102,052,546
  Net unrealized appreciation	  	   1,678,000 	   16,594,127 	     -            18,272,127
					------------	-------------	------------	------------

    Investments at value	  	  10,650,000 	  109,674,673 	     - 		 120,324,673


  Cash						 - 	      493,935 			     493,935
  Receivable for Fund shares sold 	     293,000 	    1,306,345 	     - 		   1,599,345
  Receivables for securities sold		 - 	      364,912 			     364,912
  Receivable from advisor	     	      10,000 		 - 	     - 		      10,000
  Dividends and interest receivable           11,000 	      122,549 	     - 		     133,549
  Prepaid expenses/Other assets	       	       7,000 	       22,063 	     - 		      29,063

    ============			============	=============	===========	============
    TOTAL ASSETS	 		$ 10,971,000 	$ 111,984,477 	$    - 	        $122,955,477
    ============			============	=============	===========	============

LIABILITIES
============

  Payable for securities purchased	     257,000 	   2,343,020 	     - 		   2,600,020
  Payable for Fund shares redeemed		 - 	      56,757 	     - 		      56,757
  Investment advisory and management
    fee payable		 	               8,000 	      67,527 	     - 		      75,527
  Other accrued expenses		      43,000 	     101,183 	     - 		     144,183

    =================			============	 ===========	===========	============
    TOTAL LIABILITIES	                     308,000 	   2,568,487 	     - 		   2,876,487
    =================			============	 ===========	===========	============


NET ASSETS			 	 $10,663,000 	$109,415,990   $     - 	        $120,078,990
==========				============	============   ============	============

NET ASSETS CONSIST OF:
======================
  Paid-in capital		 	$ 21,482,000 	$ 97,057,794   $     - 		$118,539,794
  Undistributed net investment
    income		 		      20,000 	     126,741 	     - 		     146,741
  Accumulated realized loss
    on investments		         (12,517,000)	  (4,362,672)	     - 		 (16,879,672)
  Net unrealized appreciation
    of investments		  	   1,678,000 	  16,594,127 	     - 		  18,272,127

NET ASSETS			 	$ 10,663,000 	$109,415,990   $     - 		$120,078,990
==========				============	============   ============	============

COMPUTATION OF NET ASSET VALUE:
===============================
  Net assets	 			$ 10,663,000 	$109,415,990   $     - 		$120,078,990
					============	============   ============	============

  Shares of beneficial interest	           1,300,000 	   4,059,461 	 (904,390)	   4,455,071
					============	============   ============	============
  Net asset value, offering and
    redemption price per share	 	       $8.20 	      $26.95   $     - 		      $26.95
					============	============   ============	============

See accompanying notes to the pro forma financial statements.





PRO FORMA COMBINING STATEMENTS OF OPERATIONS
--------------------------------------------
FREMONT LARGE CAP VALUE/MANAGERS VALUE FUND
-------------------------------------------
For the twelve months ended April 30, 2004
UNAUDITED




				 Fremont		Managers		  Pro		 Pro
				Large Cap		 Value			  Forma		Forma
				Value Fund		  Fund	 		Adjustments	Combined
				==========		========		===========	========


INVESTMENT INCOME
-----------------
  Dividends			$ 180,000 		$1,591,787 		$   - 		$1,771,787
  Interest income		    2,000 		    42,653 		    - 		    44,653
  Foreign witholding tax	      - 		   (10,720)		    - 		   (10,720)
  Security lending income	      - 		    11,621 		    - 		    11,621


	 		 	  182,000 		 1,635,341 		    - 		 1,817,341
				---------		----------		--------	-----------

EXPENSES
--------
  Investment advisory
    and management fees		   72,500 		   685,088 		    - 		   757,588
  Administration fees		   14,500 		   228,362 		 14,345 (a)	   257,207
  Transfer agent		   42,000 		   226,736 		    - 		   268,736
  Custodian		            2,000 		    38,154 		    - 		    40,154
  Professional fees		   39,000 		    40,937 		    - 		    79,937
  Registration fees		   12,000 		    28,656 		    - 		    40,656
  Printing fees		            4,000 		     1,441 		    - 		     5,441
  Trustees fees and expenses	   10,000 		     4,440 		    - 		    14,440
  Insurance		              - 		     2,926 		    - 		     2,926
  Miscellaneous		            5,000 		    17,133 		    - 		    22,133

Total expenses before reductions  201,000 		 1,273,873 		 14,345 	 1,489,218
				 --------		 ---------		 ------		 ---------

  Less reimbursement/waiver	  (85,000)		      - 		(95,559)(b)	  (180,559)
  Less reductions		      - 		  (109,664)		    - 		  (109,664)
				 --------		 ---------		--------	 ---------
Net expenses			  116,000 		 1,164,209 	        (81,214)	 1,198,995
				 --------		 ---------		--------	 ---------

Net investment income		   66,000 		   471,132 		 81,214 	   618,346
				 --------		 ---------		--------	 ---------

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS
----------------------------
  Net realized loss on
   investments                    851,000 		 4,484,739 		    - 		 5,335,739

  Change in unrealized
   appreciation of investments	1,286,000 		15,988,300 		    - 		17,274,300

Net realized and unrealized
  gain on investments		2,137,000 		20,473,039 		    - 		22,610,039
				---------		----------		-------		----------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS      $2,203,000 	       $20,944,171 		$81,214        $23,228,385
==========================     ==========	       ===========	        =======	       ===========





(a)	to adjust administration fee to 0.25%
(b)	to adjust cap to 1.19%


See accompanying notes to the pro forma financial statements.

	================================================================
		Managers Value Fund/Fremont Large Cap Value Fund
	Managers Capital Appreciation Fund/Fremont Large Cap Growth Fund
		Notes to Pro Forma Combining Financial Statements
			April 30, 2004 (Unaudited)
	================================================================


1.  Basis of Combination
========================

The Pro Forma Statements of Assets and Liabilities, including the Pro Forma Schedules of Investments, and the related Pro Forma Statements of Operations ("Pro Forma Statements") reflect the combined accounts of the Managers Value Fund ("Value Fund") and Fremont Large Cap Value Fund ("FLCV Fund") and the Managers Capital Appreciation Fund ("Capital Appreciation") and Fremont Large Cap Growth Fund ("FLCG Fund"), collectively the "Funds", as if the reorganization occurred as of and for the year ended April 30, 2004. These statements have been derived from the books and records utilized in calculating the daily net asset value of each Fund at April 30, 2004 and for the year then ended.

The Pro Forma Statements give effect to the proposed transfer of the assets and stated liabilities of FLCV and FLCG Funds in exchange for shares of Value and Capital Appreciation Funds, respectively. The Managers Funds LLC ("TMF" or the "Advisor") and Fremont Investment Advisors, Inc. will together bear 100% of the costs and expenses of the reorganization.

The Pro Forma Statements should be read in conjunction with the historical financial statements of the Funds incorporated by reference in the Statement of Additional Information.

Pro Forma Adjustments
---------------------

The Pro Forma adjustments below reflect the impact of the merger between the Value and the FLCV, and the Capital
Appreciation and the FLCG Funds.

(a)	To increase the Administration Fee to reflect The
	Managers Funds' fee schedule.
(b)	Adjustment to reflect the lower expense cap effective
	as of the merger.
(c)	To reduce the Management Fee on Capital Appreciation
	Fund to 0.80%.


2. Shares of Beneficial Interest
================================

Immediately prior to the closing date, the FLCV and FLCG Funds will effect reverse stock splits to adjust each Fund's net asset value per share to match that of the Value and Capital Appreciation Funds, respectively. The Pro Forma net asset value per share reflects the effect of the reverse stock split. Therefore, the pro forma data reflects an exchange ratio of approximately one for one of each Value and Cap App Fund share issued for each share of the FLCV and FLCG Funds, respectively. The Pro Forma Statement of Assets & Liabilities reflects the combined Pro Forma shares outstanding.


3. Pro Forma Operations
=======================

Pro Forma operating expenses include the actual expenses of each Fund and the combined Funds, with certain expenses adjusted to reflect the expected expenses of the combined entity.


4. Portfolio Valuation
======================

Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.

			INTRODUCTION
			============

This Statement of Additional Information is intended to supplement the information provided in a Proxy Statement/Prospectus dated ____________ __, 2004 (the "Proxy Statement/Prospectus") relating to the proposed reorganization of Fremont Large Cap Growth Fund and Fremont Large Cap Value Fund (the "Fremont Funds"), each a series of Fremont Mutual Funds, Inc., into Managers Capital Appreciation Fund and Managers Value Fund (the "Managers Funds"), each a series of The Managers Funds. The Proxy Statement/Prospectus has been sent to the shareholders of the Fremont Funds in connection with the solicitation of proxies to be voted at the Meeting of shareholders of the Fremont Funds to be held on _____________, 2004.


		INCORPORATION BY REFERENCE
		==========================

The following documents are incorporated by reference into this Statement of Additional Information:

*	The Fremont SAI (file no. 033-23453), filed with the
	Securities and Exchange Commission on March 3, 2004
	(accession number: 0001144204-04-002398), as amended on July 26, 2004

*	Annual Report, dated October 31, 2003, of Fremont
	Mutual Funds, Inc. (file no. 811-05632) filed with the
	Securities and Exchange Commission on December 30, 2003
	(accession number:  0000894189-03-001963)

*	Semi-Annual Report, dated April 30, 2004, of Fremont
	Mutual Funds, Inc. (file no. 811-05632) filed with the
	Securities and Exchange Commission on June 25, 2004
	(accession number:  0000894189-04-001074)

*	The Managers Funds SAI (file no. 033-44909), filed with the
	Securities and Exchange Commission on May 5, 2004
	(accession number: 0000720309-04-000034)



	ADDITIONAL INFORMATION ABOUT THE MANAGERS FUNDS
	===============================================

About the Managers Funds
------------------------

For additional information about the Managers Funds generally, see "General Information" in the Managers SAI.


Description of the Managers Funds and Their Investments and Risks
-----------------------------------------------------------------
For additional information about the investment objective, policies, risks and restrictions of the Managers Funds, see "Investment Objectives, Policies and Risk Considerations", "General Investment Policies" and "Investment Restrictions" in the Managers SAI.


Management of the Managers Funds
--------------------------------
For additional information regarding the management of the Managers Funds, see "Trustees and Officers" in the Managers SAI.


Control Persons and Principal Holders of Securities
---------------------------------------------------
For additional information regarding ownership of shares of the Managers Funds, see "Control Persons and Principal Holders of Securities" in the Managers SAI.


Investment Advisory and Other Services
--------------------------------------
For additional information about investment advisory and other services, see "Management of the Funds" in the Managers SAI.


Brokerage Allocation and Other Practices
----------------------------------------
For additional information regarding brokerage allocation practices of the Managers Funds, see "Brokerage Allocation and Other Practices" in the Managers SAI.

Capital Stock and Other Securities
----------------------------------
For additional information regarding voting rights and other aspects of shares of the Managers Funds, see "Purchase, Redemption and Pricing of Shares - Description of Shares" in the Managers SAI.


Purchase, Redemption and Pricing of Shares
------------------------------------------
For additional information about share purchase, redemption and pricing of shares of the Managers Funds, see "Purchase, Redemption and Pricing of Shares" in the Managers SAI.


Taxation of the Managers Funds
------------------------------
For additional information regarding tax matters, see "Certain Tax Matters" in the Managers SAI.


Distributor
-----------
For additional information about the distribution of shares of the Managers Funds, see "Management of the Funds - Administrative Services / Distribution Arrangements" in the Managers SAI.


Calculation of Performance Data
-------------------------------
For additional information regarding the investment performance of the Managers Funds, see "Performance Data" in the Managers SAI.


Financial Statements
--------------------
For additional information, see "Financial Statements" in the Managers
SAI.



		ADDITIONAL INFORMATION ABOUT THE FREMONT FUNDS
		==============================================


Fund History
------------
For additional information about the Fremont Funds generally and their history, see "The Corporation" in the Fremont SAI.


Description of the Funds and Their Investments and Risks
--------------------------------------------------------
For additional information about the investment objective, policies, risks and restrictions of each Fremont Fund, see "Investment Objectives, Policies, And Risk Considerations", "General Investment Policies", and "Investment Restrictions" in the Fremont SAI.

Management of the Funds
-----------------------
For additional information regarding the management of the Fremont Funds, see "Investment Company Directors and Officers" and "Investment Advisory And Other Services" in the Fremont SAI.


Control Persons and Principal Holders of Securities
---------------------------------------------------
For additional information regarding ownership of shares of each Fremont Fund, see "Additional Information" in the Fremont SAI.


Investment Advisory and Other Services
--------------------------------------
For additional information about investment advisory and other services, see "Investment Advisory And Other Services" in the Fremont SAI.


Brokerage Allocation and Other Practices
----------------------------------------
For additional information regarding brokerage allocation practices of the Fremont Funds, see "Execution of Portfolio Transactions" in the Fremont SAI.


Capital Stock and Other Securities
----------------------------------
For additional information regarding voting rights and other aspects of shares of the Fremont Funds, see "Additional Information" in the Fremont SAI.


Purchase, Redemption and Pricing of Shares
------------------------------------------
For additional information about share purchase, redemption and pricing of shares of each Fremont Fund, see "How To Invest" and "Other
Investment and Redemption Services" in the Fremont SAI.


Taxation of the Fund
--------------------
For additional information regarding tax matters, see "Taxes - Mutual Funds" in the Fremont SAI.


Distributor
-----------
For additional information about the distribution of shares of the Fremont Funds, see "Investment Advisory And Other Services" in the Fremont SAI.


Calculation of Performance Data
-------------------------------
For additional information regarding the investment performance of each Fremont Fund, see "Investment Results" in the Fremont SAI.

Financial Statements
--------------------
For additional information, see "Additional Information" in the Fremont
SAI.


				PART C
				======


			   OTHER INFORMATION
			   =================

Item 15.	INDEMNIFICATION
========	===============

Reference is made to Article IV, Sections 4.2 and 4.3 of The Managers Funds' ("TMF") Declaration of Trust (Exhibit 1) with respect to indemnification of the Trustees and officers of TMF against liabilities which may be incurred by them in such capacities. Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to directors, officers and controlling persons of TMF pursuant to the foregoing provisions, or otherwise, TMF has been advised that, in the opinion of the Securities and Exchange Commission ("SEC"), such indemnification is against public policy as expressed in the act, and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by TMF of expenses incurred or paid by a Trustee, an officer or a controlling person of TMF in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, TMF will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the act and will be governed by the final adjudication of such issue.


Item 16.		EXHIBITS
========		========


EXHIBIT NUMBER		EXHIBIT TITLE
--------------		-------------
Exhibit 1		Declaration of Trust dated November 23, 1987,
			is incorporated by reference to the
			Registration Statement on Form N-1A,
			Registration Nos. 002-84012; 811-3752
			(filed October 16, 1997).

Exhibit 2		By-Laws, dated November 23, 1987, are
			incorporated by reference to the
			Registration Statement on Form N-1A,
			Registration Nos. 002-84012; 811-3752
			(filed October 16, 1997).

Exhibit 3		Not applicable.

Exhibit 4		Form of Agreement and Plan of Reorganization
			(filed as Appendix A to Part A of this
			Registration Statement).

Exhibit 5		Not applicable.

Exhibit 6(a)		Fund Management Agreement between Registrant
			and The Managers Funds LLC, dated as of
			April 1, 1999 is incorporated by reference to the Registration Statement on Form N-1A, Registration Nos. 002-84012; 811-3752
			(filed April 1, 1999).

Exhibit 6(b)		Form of Subadvisory Agreement between The
			Managers Funds LLC and each Subadvisor of
			Managers Value Fund is incorporated by
			reference to the Registration Statement
			on Form N-1A, Registration Nos. 002-84012;
			811-3752 (filed April 1, 1999).

			Subadvisory Agreement between The Managers
			Funds LLC and Bramwell Capital Management,
			Inc. with respect to Managers Capital
			Appreciation Fund dated June 9, 2003
			is incorporated by reference to the
			Registrant's Schedule 14C Information
			Statement, Registration Nos. 002-84012;
			811-03752 (filed July 30, 2003).

Exhibit 7		Distribution Agreement between Managers
			Distributors, Inc. and The Managers Funds dated April 1, 2001 is incorporated by reference to the Registration Statement on Form N-1A, Registration Nos. 002-84012; 811-3752 (filed March 28, 2001).

Exhibit 8		Not applicable.

Exhibit 9		Custodian Agreement between The Bank of
			New York and The Managers Funds is
			incorporated by reference to the
			Registration Statement on Form N-1A,
			Registration Nos. 002-84012; 811-3752
			(filed February 28, 2003).

Exhibit 11		Opinion of Goodwin Procter LLP.

Exhibit 12		Opinion of Goodwin Procter LLP with
			respect to tax matters.*

Exhibit 13(a)		Administration and Shareholder Servicing
			Agreement between The Managers Funds LLC and
			The Managers Funds dated April 1, 1999 is incorporated by reference to the
			Registration Statement on Form N-1A,
			Registration Nos. 002-84012; 811-3752
			(filed April 1, 1999).

Exhibit 13(c)		Transfer Agency Agreement between The
			Managers Funds and State Street Bank and
			Trust Company dated February 16, 1994 is incorporated by reference to the Registration Statement on Form N-1A, Registration Nos. 002-84012; 811-3752
			(filed October 16, 1997).

Exhibit 14		Consent of PricewaterhouseCoopers LLP,
			independent accountants is filed
			herewith as Exhibit 14.

Exhibit 15		Not applicable.

Exhibit 16		Powers of Attorney.

Exhibit 17		Not applicable.

* The Registrant hereby undertakes to file the opinion of Goodwin
Procter LLP  with respect to tax matters by post-effective amendment.

Item 17		UNDERTAKINGS
=======		============

       (1)	The undersigned registrant agrees that prior to any public
reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

       (2)	The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

				========
				EXHIBITS
				========


==========
Exhibit 11
==========


			[Goodwin Procter LLP Letterhead]



August 24, 2004


The Managers Funds
800 Connecticut Avenue
Norwalk, Connecticut 06854


Ladies and Gentlemen:


Reference is made to the registration statement on Form N-14 (the "Registration Statement") filed with the Securities and Exchange Commission with respect to shares, $0.001 par value (the "Shares"), of The Managers Funds (the "Trust") representing interests in Managers Capital Appreciation Fund and Managers Value Fund (each a "Fund" and together, the "Funds") to be issued pursuant to a certain Agreement and Plan of Reorganization (the "Reorganization Agreement") by and between the Trust, on behalf of each Fund, and Fremont Mutual Funds, Inc., on behalf of its separate series Fremont Large Cap Growth Fund and Fremont Large Cap Value Fund, included as an exhibit to the Registration Statement.

We have examined the Trust's Declaration of Trust dated
November 23, 1987, as amended to date, the By-Laws of the Trust, certain resolutions adopted by the Board of Trustees of the Trust and such other documents as we deemed necessary for purposes of this opinion.

Based upon and subject to the foregoing, we are of the opinion that the Shares, when issued in accordance with the terms of the Reorganization Agreement, will be legally issued, fully-paid and non-assessable by the Trust.

We also hereby consent to the filing of this opinion as an exhibit to the Registration Statement.

Very truly yours,
/s/ GOODWIN PROCTER LLP
GOODWIN PROCTER LLP

==========
Exhibit 14
==========





	CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
	========================================================

We hereby consent to the incorporation by reference in this combined Proxy Statement and Registration Statement on Form N-14 of our report dated December 18, 2003, relating to the financial statements and financial highlights which appear in the October 31, 2003 Annual Report to Shareholders of Fremont Mutual Funds, Inc. which are also incorporated by reference into the Registration Statement on Form N-1A dated March 1, 2004 and filed with the Securities and Exchange Commission on March 3, 2004. We also consent to the references to us under the headings "Financial Highlights", "Independent Auditors; Financial Statements", and 'Other Principal Service Providers" in such Registration Statements.


PricewaterhouseCoopers LLP

San Francisco, California
August 25, 2004

	CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
	========================================================

We hereby consent to the incorporation by reference in this combined Proxy Statement and Registration Statement on Form N-14 of our report dated February 17, 2004, relating to the financial statements and financial highlights which appears in the December 31, 2003 Annual Report to Shareholders of the Managers Capital Appreciation Fund and Managers Value Fund, which are also incorporated by reference into the Registration Statement on Form N-1A dated May 1, 2004. We also consent to the references to us under the headings "Financial Highlights", "Experts", "Independent Registered Public Accounting Firm", "Financial Statements" and "Other Principal Service Providers" in such Registration Statements.


PricewaterhouseCoopers LLP

Boston, Massachusetts
August 25, 2004

==========
Exhibit 16
==========




			       ==================
				POWER OF ATTORNEY
			       THE MANAGERS FUNDS
			       ==================

               KNOW ALL MEN BY THESE PRESENTS, that each of the persons whose name appears below hereby nominates, constitutes and appoints Peter M. Lebovitz, Galan G. Daukasand Donald S. Rumery
(with full power of each of them to act alone) his or her true and lawful attorney-in-fact and agent, for him or her and on his or her behalf and in his or her place and stead in any way and all capacities, to make, execute and sign the Registration Statement on Form N-14 under the Securities Act of 1933 of the Managers Funds (the "Trust") relating to shares of the Trust proposed to be issued in connection with anticipated reorganization transactions involving series of Fremont Mutual Funds, Inc., a Maryland corporation, and any and all amendments and supplements thereto, and to file the same with the Securities and Exchange Commission, and any other regulatory authority having jurisdiction over the offer and sale of shares of common stock of the trust, and any and all exhibits and other documents requisite in connection therewith, granting unto said attorneys and each of them, full power and authority to perform each and every act and thin requisite and necessary to be done in and about the premises as fully to all intents and purposes as each of the undersigned Trustees himself or herself might or could do.

	IN WITNESS WHEREOF, the undersigned have hereunto set their hands as of this 15th day of June, 2004.



	Signature			Signature
	---------			---------

/s/ Jack W. Aber			/s/ WIlliam E. Chapman, II
--------------------------------	-------------------------------
Jack W. Aber, Trustee			William E. Chapman,II, Trustee


/s/ Edward J. Kaier			/s/ John Kingston, III
--------------------------------	-------------------------------
Edward J. Kaier, Trustee		John Kingston, III, Trustee


/s/ Peter M. Lebovitz			/s/ Steven J. Paggioli
--------------------------------	-------------------------------
Peter M. Lebovitz, Trustee		Steven J. Paggioli, Trustee


/s/ Eric Rakowski			/s/ Thomas R. Schneeweis
--------------------------------	-------------------------------
Eric Rakowski, Trustee			Thomas R. Schneeweis, Trustee

			==========
			SIGNATURES
			==========



As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed on behalf of the registrant, in the City of Norwalk and State of Connecticut, on the 24th day of August, 2004.


				THE MANAGERS FUNDS


				By:/s/   Donald S. Rumery
				-------------------------
				Name: Donald S. Rumery
				Title:  Treasurer


	SIGNATURE	 		TITLE		DATE
	---------			-----		----

	*				Trustee 	August 25, 2004
	Jack W. Aber


	*				Trustee		August 25, 2004
	William E. Chapman, II


	*				Trustee		August 25, 2004
	Edward J. Kaier


	*				Trustee		August 25, 2004
	Eric Rakowski


	*				Trustee		August 25, 2004
	Steven J. Paggioli


	*				Trustee		August 25, 2004
	Thomas R. Schneeweis


	*				Trustee		August 25, 2004
	John Kingston, III


	*			Trustee, President
				  and Principal		August 25, 2004
	Peter M. Lebovitz       Executive Officer

	*			Principal Financial 	August 25, 2004
	Galan G. Daukas		       Officer


	*			Treasurer and Principal August 25, 2004
	Donald S. Rumery 	  Accounting Officer


*By Donald S. Rumery pursuant to power of attorney